UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	1/31/2018

Item 1. Schedule of Investments

Prudential Emerging Markets Debt Hard Currency Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.2%
CORPORATE BONDS — 19.2%
Argentina — 0.7%
YPF SA, Sr. Unsec’d. Notes	8.500%	07/28/25	155	$175,925

Brazil — 1.2%
Petrobras Global Finance BV, Gtd. Notes	5.299%	01/27/25	125	125,781
Petrobras Global Finance BV, Gtd. Notes	5.999%	01/27/28	85	85,710
Petrobras Global Finance BV, Gtd. Notes	6.750%	01/27/41	60	60,900
Petrobras Global Finance BV, Gtd. Notes	7.375%	01/17/27	10	11,091
Petrobras Global Finance BV, Gtd. Notes	8.750%	05/23/26	20	24,067

				307,549

Chile — 0.9%
Corp Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	4.875%	11/04/44	200	219,679

China — 1.4%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	4.125%	07/19/27	200	195,228
Sinochem Overseas Capital Co. Ltd., Gtd. Notes	6.300%	11/12/40	130	166,498

				361,726

India — 0.8%
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250%	04/28/27	200	205,667

Indonesia 1.0%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450%	05/05/24	250	253,169

Kazakhstan — 1.7%
Kazakhstan Temir Zholy Finance BV, Gtd. Notes	6.950%	07/10/42	200	237,121
Kazmunaygas National Co. JSC, Sr. Unsec’d. Notes	3.875%	04/19/22	200	201,710

				438,831

Malaysia — 0.8%
Petronas Capital Ltd., Gtd. Notes	3.500%	03/18/25	200	201,977

Mexico — 4.8%
Mexichem SAB de CV, Gtd. Notes	5.500%	01/15/48	200	194,750
Petroleos Mexicanos, Gtd. Notes	4.875%	01/18/24	140	144,676
Petroleos Mexicanos, Gtd. Notes	6.500%	03/13/27	275	300,814
Petroleos Mexicanos, Gtd. Notes	6.500%	06/02/41	410	421,255
Petroleos Mexicanos, Gtd. Notes	6.875%	08/04/26	140	158,410

				1,219,905

Russia — 1.6%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	8.625%	04/28/34	120	165,600
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes	5.942%	11/21/23	205	223,436

				389,036

South Africa — 1.8%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes	5.750%	01/26/21	200	201,754
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, EMTN	6.750%	08/06/23	250	259,043

				460,797

Trinidad and Tobago — 0.6%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes	6.000%		05/08/22		137	137,388

Tunisia — 0.7%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	5.625%		02/17/24	EUR	140	182,961

Venezuela — 1.2%
Petroleos de Venezuela SA, Gtd. Notes(d)	5.375%		04/12/27		205	48,688
Petroleos de Venezuela SA, Sr. Sec’d. Notes	8.500%		10/27/20		308	255,225

						303,913

TOTAL CORPORATE BONDS (cost $4,864,926)						4,858,523

SOVEREIGN BONDS — 79.0%
Angola — 0.9%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500%		11/12/25		200	234,168

Argentina — 6.3%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	2.260	%(cc)	12/31/38	EUR	70	62,707
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	2.500	%(cc)	12/31/38		110	77,110
Argentine Republic Government International Bond, Sr Unsec’d. Notes	4.625%		01/11/23		40	39,060
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	6.875%		04/22/21		150	159,975
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	6.875%		01/11/48		30	29,025
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.500%		04/22/26		240	263,520
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	179	255,145
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	8.280%		12/31/33		42	46,625
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	8.280%		12/31/33		210	238,697
Provincia de Buenos Airesgentina, Sr. Unsec’d. Notes	5.375%		01/20/23	EUR	100	131,304
Provincia de Buenos Airesgentina, Sr. Unsec’d. Notes, 144A	9.125%		03/16/24		245	278,688

						1,581,856

Armenia — 0.9%
Republic of Armenia International Bond, Sr. Unsec’d. Notes	7.150%		03/26/25		200	229,100

Azerbaijan — 1.1%
Republic of Azerbaijan International Bond, Sr. Unsec’d. Notes	4.750%		03/18/24		275	286,413

Bahrain — 0.8%
Bahrain Government International Bond, Sr. Unsec’d. Notes	7.500%		09/20/47		200	194,254

Belarus — 0.9%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	6.875%		02/28/23		200	220,048

Brazil — 4.0%
Brazilian Government International Bond, Sr. Unsec’d. Notes	5.625%	01/07/41		120	120,720
Brazilian Government International Bond, Sr. Unsec’d. Notes	7.125%	01/20/37		120	144,180
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.250%	01/20/34		205	265,988
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333%	02/15/28		485	492,275

					1,023,163

Colombia — 2.1%
Colombia Government International Bond, Sr. Unsec’d. Notes	6.125%	01/18/41		135	162,338
Colombia Government International Bond, Sr. Unsec’d. Notes	7.375%	09/18/37		275	366,162

					528,500

Congo — 0.2%
Congolese International Bond, Sr. Unsec’d. Notes	6.000%	06/30/29		70	58,047

Costa Rica — 1.6%
Costa Rica Government International Bond, Sr. Unsec’d. Notes	4.375%	04/30/25		200	192,500
Costa Rica Government International Bond, Sr. Unsec’d. Notes	7.158%	03/12/45		200	213,000

					405,500

Côte d’lvoire — 1.4%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.125%	06/15/25	EUR	100	135,243
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	6.375%	03/03/28		200	212,205

					347,448

Dominican Republic — 2.9%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.875%	04/18/24		305	326,350
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.450%	04/30/44		240	283,800
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500%	05/06/21		110	119,405

					729,555

Ecuador — 3.1%
Ecuador Government International Bond, Sr. Unsec’d. Notes	8.875%	10/23/27		300	326,625
Ecuador Government International Bond, Sr. Unsec’d. Notes	10.500%	03/24/20		200	219,500
Ecuador Government International Bond, Sr. Unsec’d. Notes	10.750%	03/28/22		200	232,500

					778,625

Egypt — 2.4%
Egypt Government International Bond, Sr. Unsec’d. Notes	6.125%	01/31/22		300	317,645
Egypt Government International Bond, Sr. Unsec’d. Notes	8.500%	01/31/47		250	286,375

					604,020

El Salvador — 2.2%
El Salvador Government International Bond, Sr. Unsec’d. Notes	6.375%	01/18/27		75	76,688
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.375%	12/01/19		135	141,750
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.750%	01/24/23		250	274,197
El Salvador Government International Bond, Sr. Unsec’d. Notes	8.250%	04/10/32		45	52,313

					544,948

Gabon — 0.8%
Gabon Government International Bond	6.375%		12/12/24		200	202,040

Ghana — 1.1%
Ghana Government International Bond, Bank Gtd. Notes	10.750%		10/14/30		200	272,140

Greece — 0.9%
Hellenic Republic Government Bond	3.000	%(cc)	02/24/37	EUR	200	226,546

Honduras — 0.9%
Honduras Government International Bond, Sr. Unsec’d. Notes	7.500%		03/15/24		200	225,000

Hungary — 1.0%
Hungary Government International Bond, Sr. Unsec’d. Notes	7.625%		03/29/41		162	246,708

Indonesia — 3.3%
Indonesia Government International Bond, Sr. Unsec’d. Notes	7.750%		01/17/38		160	224,500
Indonesia Government International Bond, Sr. Unsec’d. Notes	8.500%		10/12/35		150	220,733
Indonesia Government International Bond, Sr. Unsec’d. Notes, EMTN	6.750%		01/15/44		300	395,729

						840,962

Iraq — 1.8%
Iraq International Bond, Sr. Unsec’d. Notes	6.752%		03/09/23		200	207,800
Iraq International Bond, Unsec’d. Notes	5.800%		01/15/28		250	247,405

						455,205

Jamaica — 1.1%
Jamaica Government International Bond, Sr. Unsec’d. Notes	7.625%		07/09/25		225	266,544

Jordan — 0.9%
Jordan Government International Bond, Sr. Unsec’d. Notes	7.375%		10/10/47		200	214,926

Kazakhstan — 1.0%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	6.500%		07/21/45		200	254,084

Kenya — 0.8%
Kenya Government International Bond, Sr. Unsec’d. Notes	6.875%		06/24/24		200	210,690

Lebanon — 3.0%
Lebanon Government International Bond, Sr. Unsec’d. Notes	6.000%		01/27/23		102	101,029
Lebanon Government International Bond, Sr. Unsec’d. Notes	6.650%		04/22/24		150	150,216
Lebanon Government International Bond, Sr. Unsec’d. Notes, EMTN	6.100%		10/04/22		100	99,867
Lebanon Government International Bond, Sr. Unsec’d. Notes, EMTN	6.400%		05/26/23		150	149,056
Lebanon Government International Bond, Sr. Unsec’d. Notes, EMTN	8.250%		04/12/21		245	260,954

						761,122

Malaysia — 0.5%
Malaysia Government Bond, Sr. Unsec’d. Notes	3.580%		09/28/18	MYR	200	51,421
Malaysia Government Bond, Sr. Unsec’d. Notes	4.378%		11/29/19	MYR	305	79,723

						131,144

Mexico — 0.8%
Mexico Government International Bond, Sr. Unsec’d. Notes	6.050%	01/11/40		92	106,720
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	5.750%	10/12/10		94	98,324

					205,044

Mongolia — 1.0%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750%	03/09/24		220	255,208

Nigeria — 1.4%
Nigeria Government International Bond, Sr. Unsec’d. Notes	5.625%	06/27/22		130	134,875
Nigeria Government International Bond, Sr. Unsec’d. Notes, 144A	7.625%	11/28/47		200	213,651

					348,526

Oman — 1.7%
Oman Government International Bond, Sr. Unsec’d. Notes	6.500%	03/08/47		225	224,730
Oman Government International Bond, Sr. Unsec’d. Notes, 144A	6.750%	01/17/48		200	203,400

					428,130

Pakistan — 2.1%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250%	04/15/24		300	332,892
Second Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes	6.750%	12/03/19		200	207,106

					539,998

Panama — 1.8%
Panama Government International Bond, Sr. Unsec’d. Notes	6.700%	01/26/36		220	290,070
Panama Government International Bond, Sr. Unsec’d. Notes	9.375%	04/01/29		105	157,920

					447,990

Peru — 2.0%
Peruvian Government International Bond, Sr. Unsec’d. Notes	6.550%	03/14/37		75	100,238
Peruvian Government International Bond, Sr. Unsec’d. Notes	8.750%	11/21/33		265	417,110

					517,348

Philippines — 1.1%
Philippine Government International Bond, Sr. Unsec’d. Notes	7.750%	01/14/31		200	280,734

Romania — 0.6%
Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875%	10/29/35	EUR	25	33,914
Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	6.125%	01/22/44		98	124,215

					158,129

Russia — 2.1%
Russian Foreign Bond, Sr. Unsec’d. Notes	4.750%	05/27/26		200	212,550
Russian Foreign Bond, Sr. Unsec’d. Notes	5.625%	04/04/42		200	224,000
Russian Foreign Bond, Sr. Unsec’d. Notes	12.750%	06/24/28		60	103,350

					539,900

South Africa — 2.2%
Republic of South Africa Government International Bond, Sr. Unsec’d. Notes	4.875%	04/14/26		200	204,480
Republic of South Africa Government International Bond, Sr. Unsec’d. Notes	5.875%	09/16/25		200	218,100

Republic of South Africa Government International Bond, Sr. Unsec’d. Notes	6.250%	03/08/41	130	145,501

				568,081

Sri Lanka — 1.7%
Sri Lanka Government International Bond, Sr. Unsec’d. Notes	5.750%	01/18/22	200	207,005
Sri Lanka Government International Bond, Sr. Unsec’d. Notes	6.200%	05/11/27	200	210,309

				417,314

Turkey — 4.8%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes	5.375%	10/24/23	200	202,220
Turkey Government International Bond, Sr. Unsec’d. Notes	4.875%	04/16/43	200	171,440
Turkey Government International Bond, Sr. Unsec’d. Notes	5.125%	03/25/22	350	362,600
Turkey Government International Bond, Sr. Unsec’d. Notes	5.750%	03/22/24	200	210,852
Turkey Government International Bond, Sr. Unsec’d. Notes	6.875%	03/17/36	230	253,020
Turkey Government International Bond, Sr. Unsec’d. Notes	7.375%	02/05/25	10	11,453

				1,211,585

Ukraine — 4.6%
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750%	09/01/21	110	119,724
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750%	09/01/23	160	173,829
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750%	09/01/24	135	146,081
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750%	09/01/25	115	123,898
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750%	09/01/26	200	213,748
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750%	09/01/27	150	160,149
Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750%	01/22/25	200	223,040

				1,160,469

Uruguay — 1.3%
Uruguay Government International Bond, Sr. Unsec’d. Notes	5.100%	06/18/50	60	65,190
Uruguay Government International Bond, Sr. Unsec’d. Notes	7.625%	03/21/36	185	262,238

				327,428

Venezuela — 0.2%
Venezuela Government International Bond, Sr. Unsec’d. Notes	12.750%	08/23/22	180	51,300

Vietnam — 0.8%
Vietnam Government International Bond, Sr. Unsec’d. Notes	4.800%	11/19/24	200	212,853

Zambia — 0.9%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500%	04/14/24	200	219,183

TOTAL SOVEREIGN BONDS (cost $19,883,879)				19,961,976

TOTAL LONG-TERM INVESTMENTS (cost $24,748,805)				24,820,499

	Shares
SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $145,137)(w)	145,137	145,137

TOTAL INVESTMENTS — 98.8% (cost $24,893,942)		24,965,636
Other assets in excess of liabilities(z) — 1.2%		307,928

NET ASSETS — 100.0%		$25,273,564

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 02/16/18	JPMorgan Chase	ARS	1,850	$94,755	$93,513	$(1,242)
Expiring 04/23/18	Citigroup Global Markets	ARS	611	30,772	29,910	(862)
Brazilian Real,
Expiring 02/02/18	Citigroup Global Markets	BRL	143	44,000	44,778	778
Expiring 02/02/18	JPMorgan Chase	BRL	130	39,000	40,746	1,746
Expiring 02/02/18	JPMorgan Chase	BRL	636	190,000	199,531	9,531
Expiring 03/02/18	Bank of America	BRL	908	285,831	284,243	(1,588)
Expiring 03/02/18	Citigroup Global Markets	BRL	153	47,851	47,874	23
British Pound,
Expiring 04/26/18	BNP Paribas	GBP	6	7,991	8,000	9
Canadian Dollar,
Expiring 04/09/18	Citigroup Global Markets	CAD	34	27,554	27,528	(26)
Expiring 04/09/18	Citigroup Global Markets	CAD	34	27,562	27,667	105
Chilean Peso,
Expiring 04/12/18	Citigroup Global Markets	CLP	12,029	19,773	19,936	163
Expiring 04/12/18	JPMorgan Chase	CLP	26,652	44,111	44,172	61
Chinese Renminbi,
Expiring 04/24/18	Citigroup Global Markets	CNH	262	40,500	41,406	906
Expiring 04/24/18	Citigroup Global Markets	CNH	356	54,697	56,322	1,625
Expiring 04/24/18	Citigroup Global Markets	CNH	369	57,834	58,372	538
Expiring 04/24/18	JPMorgan Chase	CNH	133	21,000	21,029	29

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso,
Expiring 03/16/18	BNP Paribas	COP	271,078	$95,703	$95,265	$(438)
Expiring 03/16/18	Citigroup Global Markets	COP	63,486	22,225	22,311	86
Expiring 03/16/18	Citigroup Global Markets	COP	73,365	25,300	25,783	483
Expiring 03/16/18	Citigroup Global Markets	COP	74,874	26,100	26,313	213
Expiring 03/16/18	Citigroup Global Markets	COP	79,019	27,644	27,770	126
Expiring 03/16/18	Citigroup Global Markets	COP	139,825	47,000	49,139	2,139
Expiring 03/16/18	Citigroup Global Markets	COP	148,785	52,000	52,287	287
Expiring 03/16/18	JPMorgan Chase	COP	130,428	43,679	45,836	2,157
Expiring 03/16/18	JPMorgan Chase	COP	172,197	57,000	60,515	3,515
Czech Koruna,
Expiring 04/09/18	Citigroup Global Markets	CZK	722	34,363	35,617	1,254
Expiring 04/09/18	Citigroup Global Markets	CZK	722	34,374	35,617	1,243
Euro,
Expiring 04/26/18	Citigroup Global Markets	EUR	36	45,343	45,358	15
Expiring 04/26/18	Citigroup Global Markets	EUR	18	22,416	22,428	12
Hungarian Forint,
Expiring 04/24/18	Citigroup Global Markets	HUF	28,715	114,258	115,441	1,183
Indian Rupee,
Expiring 04/24/18	Citigroup Global Markets	INR	2,952	46,000	45,914	(86)
Expiring 04/24/18	Citigroup Global Markets	INR	15,815	245,398	246,012	614
Expiring 04/24/18	JPMorgan Chase	INR	2,184	34,000	33,969	(31)
Expiring 04/24/18	JPMorgan Chase	INR	18,785	291,038	292,214	1,176
Indonesian Rupiah,
Expiring 02/12/18	JPMorgan Chase	IDR	327,240	24,000	24,423	423
Expiring 02/12/18	JPMorgan Chase	IDR	3,387,038	247,500	252,781	5,281
Expiring 04/16/18	Citigroup Global Markets	IDR	292,566	21,804	21,735	(69)
Israeli Shekel,
Expiring 04/24/18	Citigroup Global Markets	ILS	65	19,000	18,963	(37)
Japanese Yen,
Expiring 04/26/18	Citigroup Global Markets	JPY	3,635	33,400	33,467	67
Expiring 04/26/18	Citigroup Global Markets	JPY	6,039	55,200	55,598	398
Mexican Peso,
Expiring 03/27/18	Bank of America	MXN	2,703	143,760	143,927	167
Expiring 03/27/18	Barclays Capital Group	MXN	1,492	79,741	79,479	(262)
Expiring 03/27/18	Citigroup Global Markets	MXN	1,062	55,138	56,564	1,426
Expiring 03/27/18	JPMorgan Chase	MXN	894	47,851	47,621	(230)
Expiring 03/27/18	Toronto Dominion	MXN	1,114	59,000	59,332	332

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 02/05/18	Citigroup Global Markets	TWD	853	$29,000	$29,271	$271
Expiring 02/05/18	Citigroup Global Markets	TWD	1,292	44,250	44,349	99
Expiring 02/05/18	Citigroup Global Markets	TWD	2,680	91,000	91,970	970
Expiring 02/05/18	Citigroup Global Markets	TWD	3,365	114,000	115,488	1,488
Expiring 02/05/18	Deutsche Bank AG	TWD	10,099	344,956	346,558	1,602
Expiring 02/05/18	JPMorgan Chase	TWD	1,552	52,000	53,277	1,277
Peruvian Nuevo Sol,
Expiring 04/10/18	Citigroup Global Markets	PEN	49	15,043	15,052	9
Philippine Peso,
Expiring 03/15/18	Citigroup Global Markets	PHP	1,267	25,400	24,661	(739)
Expiring 03/15/18	JPMorgan Chase	PHP	1,141	22,500	22,201	(299)
Expiring 03/15/18	JPMorgan Chase	PHP	4,148	82,000	80,716	(1,284)
Polish Zloty,
Expiring 04/24/18	Citigroup Global Markets	PLN	227	66,544	67,771	1,227
Expiring 04/24/18	Citigroup Global Markets	PLN	238	70,041	71,332	1,291
Russian Ruble,
Expiring 04/09/18	Citigroup Global Markets	RUB	2,524	43,827	44,532	705
Expiring 04/09/18	JPMorgan Chase	RUB	4,608	79,734	81,288	1,554
Singapore Dollar,
Expiring 02/13/18	Bank of America	SGD	75	56,890	57,227	337
Expiring 02/13/18	BNP Paribas	SGD	102	77,286	77,754	468
Expiring 02/13/18	Citigroup Global Markets	SGD	44	33,056	33,434	378
Expiring 02/13/18	Citigroup Global Markets	SGD	63	47,774	47,992	218
Expiring 02/13/18	Citigroup Global Markets	SGD	73	54,945	55,632	687
Expiring 02/13/18	Citigroup Global Markets	SGD	73	54,945	55,650	705
Expiring 02/13/18	Citigroup Global Markets	SGD	73	55,095	55,763	668
Expiring 02/13/18	Citigroup Global Markets	SGD	94	71,777	71,607	(170)
Expiring 02/13/18	Citigroup Global Markets	SGD	142	106,821	108,214	1,393
South African Rand,
Expiring 03/12/18	Citigroup Global Markets	ZAR	180	14,788	15,103	315
Expiring 03/12/18	Citigroup Global Markets	ZAR	495	40,497	41,544	1,047
Expiring 03/12/18	Citigroup Global Markets	ZAR	777	64,600	65,230	630
Expiring 03/12/18	JPMorgan Chase	ZAR	683	55,287	57,317	2,030

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won,
Expiring 02/13/18	JPMorgan Chase	KRW	341,159	$312,500	$319,534	$7,034
Swiss Franc,
Expiring 04/26/18	Citigroup Global Markets	CHF	19	20,300	20,385	85
Thai Baht,
Expiring 02/09/18	Citigroup Global Markets	THB	1,540	49,000	49,186	186
Expiring 02/09/18	Citigroup Global Markets	THB	2,932	92,000	93,633	1,633
Expiring 02/09/18	Citigroup Global Markets	THB	3,443	108,000	109,965	1,965
Expiring 02/09/18	JPMorgan Chase	THB	1,382	42,500	44,128	1,628
Turkish Lira,
Expiring 03/12/18	Citigroup Global Markets	TRY	176	46,000	46,247	247
Expiring 03/12/18	Citigroup Global Markets	TRY	176	45,000	46,331	1,331
Expiring 03/12/18	JPMorgan Chase	TRY	287	72,500	75,421	2,921

				$5,685,322	$5,752,469	$67,147

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/09/18	Bank of America	AUD	75	$58,938	$60,543	$(1,605)
Brazilian Real,
Expiring 02/02/18	Bank of America	BRL	908	286,643	285,055	1,588
Chinese Renminbi,
Expiring 04/24/18	Citigroup Global Markets	CNH	361	54,931	57,080	(2,149)
Colombian Peso,
Expiring 03/16/18	JPMorgan Chase	COP	389,502	127,500	136,882	(9,382)
Expiring 03/16/18	JPMorgan Chase	COP	74,003	25,300	26,007	(707)
Euro,
Expiring 04/26/18	Citigroup Global Markets	EUR	899	1,120,170	1,121,946	(1,776)
Indonesian Rupiah,
Expiring 02/12/18	Citigroup Global Markets	IDR	800,040	59,000	59,708	(708)
Expiring 02/12/18	Citigroup Global Markets	IDR	335,900	25,000	25,069	(69)
Expiring 04/16/18	Barclays Capital Group	IDR	332,825	25,000	24,726	274
Israeli Shekel,
Expiring 04/24/18	Deutsche Bank AG	ILS	444	130,413	130,414	(1)
Japanese Yen,
Expiring 04/26/18	Citigroup Global Markets	JPY	9,838	90,553	90,566	(13)
Mexican Peso,
Expiring 03/27/18	Citigroup Global Markets	MXN	828	44,000	44,106	(106)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 02/05/18	Citigroup Global Markets	TWD	2,383	$80,000	$81,777	$(1,777)
Expiring 02/05/18	Citigroup Global Markets	TWD	592	20,000	20,299	(299)
Expiring 02/05/18	JPMorgan Chase	TWD	16,021	535,000	549,786	(14,786)
Expiring 02/05/18	JPMorgan Chase	TWD	847	29,000	29,050	(50)
Expiring 04/16/18	Citigroup Global Markets	TWD	641	21,804	22,089	(285)
Expiring 04/16/18	Deutsche Bank AG	TWD	10,099	346,732	347,804	(1,072)
Philippine Peso,
Expiring 03/15/18	Barclays Capital Group	PHP	3,336	64,600	64,908	(308)
Expiring 03/15/18	Barclays Capital Group	PHP	815	16,000	15,860	140
Expiring 03/15/18	Citigroup Global Markets	PHP	4,890	97,000	95,150	1,850
Expiring 03/15/18	Citigroup Global Markets	PHP	2,863	56,000	55,706	294
Expiring 03/15/18	Citigroup Global Markets	PHP	2,802	55,152	54,524	628
Expiring 03/15/18	Citigroup Global Markets	PHP	2,261	44,250	43,983	267
Expiring 03/15/18	Deutsche Bank AG	PHP	4,436	87,266	86,307	959
Russian Ruble,
Expiring 04/09/18	Citigroup Global Markets	RUB	2,550	44,450	44,983	(533)
Singapore Dollar,
Expiring 02/13/18	Citigroup Global Markets	SGD	115	87,000	88,037	(1,037)
Expiring 02/13/18	JPMorgan Chase	SGD	230	170,000	175,346	(5,346)
South African Rand,
Expiring 03/12/18	Citigroup Global Markets	ZAR	682	54,763	57,240	(2,477)
Expiring 03/12/18	Citigroup Global Markets	ZAR	682	54,762	57,227	(2,465)
Expiring 03/12/18	JPMorgan Chase	ZAR	764	55,000	64,160	(9,160)
Expiring 03/12/18	JPMorgan Chase	ZAR	556	43,679	46,675	(2,996)
Expiring 03/12/18	JPMorgan Chase	ZAR	294	23,000	24,674	(1,674)
South Korean Won,
Expiring 02/13/18	Citigroup Global Markets	KRW	29,919	28,000	28,023	(23)
Expiring 02/13/18	JPMorgan Chase	KRW	74,015	68,000	69,324	(1,324)
Swiss Franc,
Expiring 04/26/18	Bank of America	CHF	20	21,309	21,641	(332)
Thai Baht,
Expiring 02/09/18	Citigroup Global Markets	THB	2,586	79,000	82,572	(3,572)
Expiring 02/09/18	Citigroup Global Markets	THB	519	16,000	16,585	(585)
Turkish Lira,
Expiring 03/12/18	Barclays Capital Group	TRY	156	41,000	40,953	47
Expiring 03/12/18	Citigroup Global Markets	TRY	128	33,000	33,620	(620)

				$4,319,215	$4,380,405	(61,190)

						$5,957

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds
Argentina	$—	$175,925	$—
Brazil	—	307,549	—
Chile	—	219,679	—
China	—	361,726	—
India	—	205,667	—
Indonesia	—	253,169	—
Kazakhstan	—	438,831	—
Malaysia	—	201,977	—
Mexico	—	1,219,905	—
Russia	—	389,036	—
South Africa	—	460,797	—
Trinidad and Tobago	—	137,388	—
Tunisia	—	182,961	—
Venezuela	—	303,913	—
Sovereign Bonds
Angola	—	234,168	—
Argentina	—	1,581,856	—
Armenia	—	229,100	—
Azerbaijan	—	286,413	—
Bahrain	—	194,254	—
Belarus	—	220,048	—
Brazil	—	1,023,163	—
Colombia	—	528,500	—
Congo	—	58,047	—
Costa Rica	—	405,500	—
Côte d’lvoire	—	347,448	—
Dominican Republic	—	729,555	—
Ecuador	—	778,625	—
Egypt	—	604,020	—
El Salvador	—	544,948	—
Gabon	—	202,040	—
Ghana	—	272,140	—
Greece	—	226,546	—
Honduras	—	225,000	—
Hungary	—	246,708	—
Indonesia	—	840,962	—
Iraq	—	455,205	—
Jamaica	—	266,544	—
Jordan	—	214,926	—
Kazakhstan	—	254,084	—
Kenya	—	210,690	—
Lebanon	—	761,122	—
Malaysia	—	131,144	—
Mexico	—	205,044	—
Mongolia	—	255,208	—
Nigeria	—	348,526	—
Oman	—	428,130	—
Pakistan	—	539,998	—
Panama	—	447,990	—
Peru	—	517,348	—

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Philippines	$—	$280,734	$—
Romania	—	158,129	—
Russia	—	539,900	—
South Africa	—	568,081	—
Sri Lanka	—	417,314	—
Turkey	—	1,211,585	—
Ukraine	—	1,160,469	—
Uruguay	—	327,428	—
Venezuela	—	51,300	—
Vietnam	—	212,853	—
Zambia	—	219,183	—
Affiliated Mutual Fund	145,137	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	5,957	—

Total	$145,137	$24,826,456	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2018 were as follows :

Sovereign Bonds	79.0%
Oil & Gas	11.8
Electric	1.8
Banks	1.6
Chemicals	1.6
Transportation	0.9
Mining	0.9
Holding Companies - Diversified	0.6
Affiliated Mutual Fund	0.6

98.8
Other assets in excess of liabilities	1.2

100.0%

Prudential Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 95.8%
SOVEREIGN BONDS — 91.5%
Argentina — 2.7%
Argentine Bonos del Tesoro, Bonds	22.750%	03/05/18	ARS	11,368	$576,503
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.500%	04/22/26		150	164,700
Provincia de Buenos Aires, Sr. Unsec’d. Notes	9.125%	03/16/24		150	170,625
Provincia de Buenos Aires, Sr. Unsec’d. Notes	9.950%	06/09/21		140	157,222

					1,069,050

Brazil — 11.2%
Brazil Loan Trust I, Gov’t. Gtd. Notes	5.477%	07/24/23		108	112,853
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/21	BRL	2,609	845,792
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/23	BRL	6,711	2,165,136
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/25	BRL	531	170,262
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/27	BRL	3,540	1,127,888
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500%	01/05/24	BRL	54	16,963

					4,438,894

Chile — 2.4%
Bonos De La Tesoreria De La Republica En Pesos, Bonds	4.500%	03/01/26	CLP	565,000	935,957

Colombia — 4.1%
Colombian TES, Bonds, Ser. B	6.000%	04/28/28	COP	4,339,800	1,472,471
Colombian TES, Bonds, Ser. B	10.000%	07/24/24	COP	333,000	141,612

					1,614,083

Czech Republic — 3.1%
Czech Republic Government Bond, Bonds, Ser. 46	3.750%	09/12/20	CZK	3,940	208,733
Czech Republic Government Bond, Bonds, Ser. 78	1.000%	06/26/26	CZK	8,400	390,338
Czech Republic Government Bond, Bonds, Ser. 89	2.400%	09/17/25	CZK	4,590	237,549
Czech Republic Government Bond, Bonds, Ser. 95	0.450%	10/25/23	CZK	4,170	195,128
Czech Republic Government Bond, Bonds, Ser. 97	2.500%	08/25/28	CZK	3,830	197,957

					1,229,705

Ecuador — 1.1%
Ecuador Government International Bond, Sr. Unsec’d. Notes	7.950%	06/20/24		200	211,500
Ecuador Government International Bond, Sr. Unsec’d. Notes	10.750%	03/28/22		200	232,500

					444,000

Egypt — 0.6%
Egypt Government International Bond, Sr. Unsec’d. Notes, MTN	6.125%	01/31/22		215	227,646

El Salvador — 0.6%
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.750%	01/24/23		105	115,163
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.375%	12/01/19		100	105,000

					220,163

Gabon — 0.5%
Gabon Government International Bond, Bonds	6.375%	12/12/24		200	202,040

Ghana — 0.5%
Ghana Government International Bond, Sr. Unsec’d. Notes	7.875%	08/07/23		200	217,600

Greece — 0.6%
Hellenic Republic Government Bond, Sr. Unsec’d. Notes, 144A	4.375%	08/01/22	EUR	170	224,195

Hungary — 2.1%
Hungary Government Bond, Bonds, Ser. 21/B	2.500%	10/27/21	HUF	76,900	324,912
Hungary Government Bond, Bonds, Ser. 23/A	6.000%	11/24/23	HUF	26,410	132,364
Hungary Government Bond, Bonds, Ser. 25/B	5.500%	06/24/25	HUF	46,900	233,380
Hungary Government Bond, Bonds, Ser. 31/A	3.250%	10/22/31	HUF	30,110	126,738

					817,394

Indonesia — 9.2%
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR53	8.250%	07/15/21	IDR	5,420,000	438,998
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR56	8.375%	09/15/26	IDR	1,350,000	115,449
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR59	7.000%	05/15/27	IDR	4,890,000	381,675
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR61	7.000%	05/15/22	IDR	4,320,000	337,185
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR63	5.625%	05/15/23	IDR	3,100,000	232,097
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR65	6.625%	05/15/33	IDR	4,700,000	352,352
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR68	8.375%	03/15/34	IDR	6,000,000	508,197
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR70	8.375%	03/15/24	IDR	4,410,000	373,379
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR71	9.000%	03/15/29	IDR	2,310,000	206,277
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR72	8.250%	05/15/36	IDR	5,650,000	474,754
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR73	8.750%	05/15/31	IDR	2,705,000	233,961

					3,654,324

Iraq — 1.0%
Iraq International Bond, Sr. Unsec’d. Notes	6.752%	03/09/23		200	207,801
Iraq International Bond, Sr. Unsec’d. Notes, 144A	6.752%	03/09/23		200	207,800

					415,601

Lebanon — 0.4%
Lebanon Government International Bond, Sr. Unsec’d. Notes, MTN	6.250%	05/27/22		150	150,218

Malaysia — 7.0%
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0111	4.160%	07/15/21	MYR	130	34,024
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0116	3.800%	08/17/23	MYR	1,340	342,304
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0216	4.736%	03/15/46	MYR	300	75,313
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0217	4.059%	09/30/24	MYR	335	86,487
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0311	4.392%	04/15/26	MYR	660	172,530
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0313	3.480%	03/15/23	MYR	550	138,577
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0316	3.900%	11/30/26	MYR	1,930	490,833
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0411	4.232%	06/30/31	MYR	680	170,152
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0417	3.899%	11/16/27	MYR	130	33,254
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0515	3.759%	03/15/19	MYR	520	133,956
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0902	4.378%	11/29/19	MYR	710	185,585
Malaysia Government Investment Issue, Sr. Unsec’d. Notes, Ser. 0416	3.226%	04/15/20	MYR	3,580	911,675

					2,774,690

Mexico — 9.3%
Mexican Bonos, Bonds, Ser. M	6.500%	06/09/22	MXN	7,500	387,791
Mexican Bonos, Bonds, Ser. M	8.000%	06/11/20	MXN	11,000	597,372
Mexican Bonos, Bonds, Ser. M 20	7.500%	06/03/27	MXN	25,046	1,333,840
Mexican Bonos, Bonds, Ser. M 30	10.000%	11/20/36	MXN	16,958	1,112,411

Mexican Bonos, Sr. Unsec’d. Notes, Ser. M	8.000%	12/07/23	MXN	4,700	258,125

					3,689,539

Mongolia — 0.6%
Mongolia Government International Bond, Sr. Unsec’d. Notes, MTN	10.875%	04/06/21		200	236,407

Nigeria — 0.5%
Nigeria Government International Bond, Sr. Unsec’d. Notes	5.625%	06/27/22		195	202,313

Pakistan — 0.5%
Third Pakistan International Sukuk Co. Ltd/The, Sr. Unsec’d. Notes, 144A	5.625%	12/05/22		200	201,251

Peru — 1.8%
Peru Government Bond, Bonds	6.950%	08/12/31	PEN	190	70,366
Peru Government Bond, Sr. Unsec’d. Notes, 144A	6.150%	08/12/32	PEN	285	98,277
Peruvian Government International Bond, Sr. Unsec’d. Notes	5.200%	09/12/23	PEN	233	78,306
Peruvian Government International Bond, Sr. Unsec’d. Notes	6.950%	08/12/31	PEN	1,303	482,564

					729,513

Philippines — 0.3%
Philippine Government Bond, Sr. Unsec’d. Notes	3.625%	09/09/25	PHP	5,600	100,158

Poland — 4.7%
Republic of Poland Government Bond, Bonds, Ser. 0725	3.250%	07/25/25	PLN	740	221,850
Republic of Poland Government Bond, Bonds, Ser. 0727	2.500%	07/25/27	PLN	5,990	1,654,940

					1,876,790

Romania — 2.0%
Romania Government Bond, Bonds, Ser. 10YR	5.850%	04/26/23	RON	940	271,418
Romania Government Bond, Bonds, Ser. 10YR	5.950%	06/11/21	RON	670	192,193
Romania Government Bond, Bonds, Ser. 5YR	3.250%	03/22/21	RON	1,315	348,717

					812,328

Russia — 4.7%
Russian Federal Bond - OFZ, Bonds, Ser. 6211	7.000%	01/25/23	RUB	16,800	301,314
Russian Federal Bond - OFZ, Bonds, Ser. 6218	8.500%	09/17/31	RUB	34,655	676,786
Russian Federal Bond - OFZ, Bonds, Ser. 6219	7.750%	09/16/26	RUB	29,850	552,096
Russian Federal Bond - OFZ, Bonds, Ser. 6221	7.700%	03/23/33	RUB	6,400	117,058
Russian Federal Bond - OFZ, Bonds, Ser. 6222	7.100%	10/16/24	RUB	11,550	206,639

					1,853,893

South Africa — 9.1%
Republic of South Africa Government Bond, Bonds, Ser. 2032	8.250%	03/31/32	ZAR	17,355	1,357,595
Republic of South Africa Government Bond, Bonds, Ser. 2040	9.000%	01/31/40	ZAR	3,050	243,461
Republic of South Africa Government Bond, Bonds, Ser. 2044	8.750%	01/31/44	ZAR	4,395	340,670
Republic of South Africa Government Bond, Bonds, Ser. R186	10.500%	12/21/26	ZAR	16,380	1,555,417
Republic of South Africa Government International Bond, Sr. Unsec’d. Notes	4.665%	01/17/24		100	102,408

					3,599,551

South Korea — 0.8%
Korea Treasury Bond, Sr. Unsec’d. Notes, Ser. 1906	1.500%	06/10/19	KRW	350,000	325,359

Thailand — 4.1%
Thailand Government Bond, Sr. Unsec’d. Notes	2.125%	12/17/26	THB	6,390	199,884
Thailand Government Bond, Sr. Unsec’d. Notes	2.875%	06/17/46	THB	3,150	95,844
Thailand Government Bond, Sr. Unsec’d. Notes	3.400%	06/17/36	THB	16,500	558,580
Thailand Government Bond, Sr. Unsec’d. Notes	3.625%	06/16/23	THB	4,500	156,372
Thailand Government Bond, Sr. Unsec’d. Notes	3.775%	06/25/32	THB	600	21,177
Thailand Government Bond, Sr. Unsec’d. Notes	3.875%	06/13/19	THB	10,200	336,892
Thailand Government Bond, Sr. Unsec’d. Notes	4.875%	06/22/29	THB	6,570	257,171

					1,625,920

Turkey — 4.8%
Turkey Government Bond, Bonds	7.100%	03/08/23	TRY	620	136,697
Turkey Government Bond, Bonds	8.000%	03/12/25	TRY	1,565	345,778
Turkey Government Bond, Bonds	10.600%	02/11/26	TRY	4,395	1,106,764
Turkey Government International Bond, Sr. Unsec’d. Notes	7.375%	02/05/25		80	91,620
Turkey Government International Bond, Sr. Unsec’d. Notes	5.750%	03/22/24		200	210,852

					1,891,711

Ukraine — 1.0%
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750%	09/01/25		200	215,476
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750%	09/01/22		180	196,128

					411,604

Uruguay — 0.2%
Uruguay Government International Bond, Sr. Unsec’d. Notes, 144A	8.500%	03/15/28	UYU	1,870	63,942

TOTAL SOVEREIGN BONDS (cost $35,013,443)					36,255,839

CORPORATE BONDS — 4.3%
Brazil — 0.9%
Petrobras Global Finance BV, Gtd. Notes	6.250%	03/17/24		330	352,721
Petrobras Global Finance BV, Gtd. Notes, 144A	5.299%	01/27/25		20	20,125

					372,846

Mexico — 2.2%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450%	12/05/22	MXN	7,500	373,151
Petroleos Mexicanos, Gtd. Notes, MTN	6.875%	08/04/26		125	141,438
Petroleos Mexicanos, Gtd. Notes, 144A, MTN	6.500%	03/13/27		125	136,734
Petroleos Mexicanos, Gtd. Notes, 144A	7.650%	11/24/21	MXN	4,120	211,700

					863,023

Russia — 0.6%
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes	5.942%	11/21/23		200	217,986

South Africa — 0.6%
Eskom Holding SOC Ltd., Sr. Unsec’d. Notes	5.750%	01/26/21		235	237,062

TOTAL CORPORATE BONDS (cost $1,990,416)		1,690,917

TOTAL LONG-TERM INVESTMENTS (cost $37,003,859)		37,946,756

	Shares
SHORT-TERM INVESTMENTS — 2.3%
AFFILIATED MUTUAL FUND — 2.0%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w) (cost $796,123)	796,123	796,123

OPTIONS PURCHASED~* — 0.3%
TOTAL OPTIONS PURCHASED (cost $129,184)		103,839

TOTAL SHORT-TERM INVESTMENTS (cost $925,307)		899,962

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.1% (cost $37,929,166)		38,846,718

OPTIONS WRITTEN~* — (0.1)%
TOTAL OPTIONS WRITTEN (premiums received $87,557)		(53,184)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.0% (cost $37,841,609)		38,793,534
Other assets in excess of liabilities(z) — 2.0%		808,753

NET ASSETS — 100.0%		$39,602,287

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

OTC Options Purchased:

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.40	—	EUR	300	$55,809
Currency Option EUR vs ZAR	Call	Goldman Sachs & Co.	04/04/18	15.00	—	EUR	200	5,201
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	04/04/18	17.00	—	EUR	200	370
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	19.25	—		600	5,438
Currency Option USD vs MXN	Call	UBS AG	03/23/18	21.25	—		600	360
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—		400	31,752
Currency Option EUR vs ZAR	Put	Citigroup Global Markets	04/04/18	14.00	—	EUR	200	439
Currency Option USD vs MXN	Put	UBS AG	03/23/18	17.75	—		600	4,470

								$103,839

OTC Options Written:

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.80	—	EUR	300	$(19,574)
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	04/04/18	15.00	—	EUR	200	(5,329)
Currency Option EUR vs ZAR	Call	Goldman Sachs & Co.	04/04/18	17.00	—	EUR	200	(443)
Currency Option USD vs MXN	Call	UBS AG	03/23/18	19.25	—		600	(5,856)
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	21.25	—		600	(438)
Currency Option USD vs MXN	Call	UBS AG	01/25/19	20.75	—		400	(15,220)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	04/04/18	3.20	—	EUR	300	(2)
Currency Option EUR vs ZAR	Put	Goldman Sachs & Co.	04/04/18	14.00	—	EUR	200	(605)
Currency Option USD vs MXN	Put	Citigroup Global Markets	03/23/18	17.75	—		600	(1,105)
Currency Option USD vs MXN	Put	UBS AG	01/25/19	17.75	—		400	(4,612)

								$(53,184)

Forward foreign currency exchange contracts outstanding at January 31, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 02/23/2018	BNP Paribas	ARS	455	$23,721	$22,945	$(776)
Expiring 02/23/2018	Citigroup Global Markets	ARS	375	18,922	18,885	(37)
Expiring 02/23/2018	Citigroup Global Markets	ARS	493	24,890	24,841	(49)
Brazilian Real,
Expiring 02/02/2018	Barclays Capital Group	BRL	61	18,795	19,202	407
Expiring 02/02/2018	Barclays Capital Group	BRL	214	66,096	67,102	1,006
Expiring 02/02/2018	Barclays Capital Group	BRL	309	94,017	96,871	2,854
Expiring 02/02/2018	BNP Paribas	BRL	164	49,291	51,411	2,120
Expiring 02/02/2018	BNP Paribas	BRL	596	183,155	186,978	3,823
Expiring 02/02/2018	Citigroup Global Markets	BRL	64	19,830	19,995	165
Expiring 02/02/2018	Citigroup Global Markets	BRL	68	20,700	21,493	793
Expiring 02/02/2018	Citigroup Global Markets	BRL	75	22,936	23,405	469
Expiring 02/02/2018	Citigroup Global Markets	BRL	116	36,348	36,565	217
Expiring 02/02/2018	Citigroup Global Markets	BRL	154	46,606	48,493	1,887

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 02/02/2018	Citigroup Global Markets	BRL	170	$50,999	$53,367	$2,368
Expiring 02/02/2018	Citigroup Global Markets	BRL	191	59,000	60,056	1,056
Expiring 02/02/2018	JPMorgan Chase	BRL	63	18,944	19,735	791
Expiring 02/02/2018	JPMorgan Chase	BRL	279	87,941	87,455	(486)
Expiring 02/02/2018	Toronto Dominion	BRL	95	29,073	29,871	798
Expiring 02/02/2018	UBS AG	BRL	43	12,890	13,522	632
Expiring 02/02/2018	UBS AG	BRL	357	107,962	112,203	4,241
Expiring 03/02/2018	Barclays Capital Group	BRL	57	17,972	17,872	(100)
Expiring 03/02/2018	Barclays Capital Group	BRL	57	18,081	17,977	(104)
Expiring 03/02/2018	Citigroup Global Markets	BRL	117	36,545	36,549	4
Expiring 03/02/2018	Citigroup Global Markets	BRL	300	93,945	93,990	45
Expiring 03/02/2018	Citigroup Global Markets	BRL	406	129,085	126,954	(2,131)
Expiring 03/02/2018	Goldman Sachs & Co.	BRL	1,263	395,921	395,271	(650)
Expiring 04/06/2018	Citigroup Global Markets	BRL	39	12,067	12,247	180
Canadian Dollar,
Expiring 04/09/2018	Citigroup Global Markets	CAD	118	95,926	95,835	(91)
Expiring 04/09/2018	Morgan Stanley	CAD	116	93,945	94,301	356
Chilean Peso,
Expiring 03/15/2018	Goldman Sachs & Co.	CLP	135,912	223,204	225,311	2,107
Expiring 04/12/2018	Barclays Capital Group	CLP	9,943	16,306	16,479	173
Expiring 04/12/2018	Citigroup Global Markets	CLP	11,643	19,432	19,297	(135)
Expiring 04/12/2018	Citigroup Global Markets	CLP	18,065	30,148	29,939	(209)
Expiring 04/12/2018	Citigroup Global Markets	CLP	18,308	30,173	30,342	169
Expiring 04/12/2018	Goldman Sachs & Co.	CLP	58,114	95,504	96,314	810
Expiring 04/12/2018	Goldman Sachs & Co.	CLP	84,125	139,249	139,422	173
Chinese Renminbi,
Expiring 04/24/2018	Citigroup Global Markets	CNH	304	47,585	48,027	442
Expiring 04/24/2018	Citigroup Global Markets	CNH	571	88,200	90,173	1,973
Expiring 04/24/2018	Citigroup Global Markets	CNH	1,125	172,669	177,798	5,129
Expiring 04/24/2018	JPMorgan Chase	CNH	203	32,000	32,045	45
Colombian Peso,
Expiring 03/16/2018	Barclays Capital Group	COP	29,361	10,354	10,318	(36)
Expiring 03/16/2018	Barclays Capital Group	COP	32,323	11,050	11,359	309
Expiring 03/16/2018	Citigroup Global Markets	COP	37,830	13,221	13,294	73
Expiring 03/16/2018	Citigroup Global Markets	COP	40,003	13,765	14,058	293
Expiring 03/16/2018	Citigroup Global Markets	COP	54,915	19,138	19,299	161
Expiring 03/16/2018	Citigroup Global Markets	COP	71,545	24,790	25,143	353

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 03/16/2018	Citigroup Global Markets	COP	88,213	$30,886	$31,001	$115
Expiring 03/16/2018	Citigroup Global Markets	COP	99,970	33,290	35,132	1,842
Expiring 03/16/2018	Citigroup Global Markets	COP	115,547	37,888	40,607	2,719
Expiring 03/16/2018	Citigroup Global Markets	COP	139,214	49,332	48,924	(408)
Expiring 03/16/2018	Citigroup Global Markets	COP	144,870	50,500	50,912	412
Expiring 03/16/2018	Citigroup Global Markets	COP	178,500	60,000	62,730	2,730
Expiring 03/16/2018	Citigroup Global Markets	COP	217,455	76,000	76,420	420
Expiring 03/16/2018	Citigroup Global Markets	COP	223,388	74,000	78,505	4,505
Expiring 03/16/2018	Citigroup Global Markets	COP	255,228	89,350	89,695	345
Expiring 03/16/2018	Citigroup Global Markets	COP	255,405	89,350	89,757	407
Expiring 03/16/2018	Citigroup Global Markets	COP	387,436	129,721	136,156	6,435
Expiring 03/16/2018	Citigroup Global Markets	COP	1,831,350	599,657	643,590	43,933
Expiring 03/16/2018	Goldman Sachs & Co.	COP	532,103	187,889	186,996	(893)
Expiring 03/16/2018	JPMorgan Chase	COP	45,914	15,377	16,135	758
Expiring 03/16/2018	JPMorgan Chase	COP	68,793	23,990	24,176	186
Expiring 03/16/2018	Toronto Dominion	COP	56,290	19,049	19,782	733
Czech Koruna,
Expiring 04/09/2018	BNP Paribas	CZK	13,120	624,256	646,933	22,677
Expiring 04/09/2018	Citigroup Global Markets	CZK	271	12,931	13,341	410
Expiring 04/09/2018	Citigroup Global Markets	CZK	479	23,176	23,611	435
Expiring 04/09/2018	Citigroup Global Markets	CZK	543	26,429	26,782	353
Expiring 04/09/2018	Citigroup Global Markets	CZK	13,120	624,152	646,933	22,781
Expiring 04/09/2018	Deutsche Bank AG	CZK	326	15,805	16,089	284
Expiring 04/09/2018	JPMorgan Chase	CZK	442	21,886	21,788	(98)
Expiring 04/09/2018	JPMorgan Chase	CZK	552	27,186	27,212	26
Expiring 04/09/2018	JPMorgan Chase	CZK	638	31,574	31,453	(121)
Expiring 04/09/2018	JPMorgan Chase	CZK	1,008	49,944	49,719	(225)
Expiring 04/09/2018	Morgan Stanley	CZK	911	43,310	44,939	1,629
Expiring 04/09/2018	UBS AG	CZK	323	15,586	15,932	346
Expiring 04/09/2018	UBS AG	CZK	324	15,729	15,996	267
Egyptian Pound,
Expiring 10/11/2018	Citigroup Global Markets	EGP	3,195	171,480	173,263	1,783
Euro,
Expiring 04/24/2018	Citigroup Global Markets	EUR	139	173,375	173,434	59
Expiring 04/26/2018	Citigroup Global Markets	EUR	29	36,417	36,436	19

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hungarian Forint,
Expiring 04/24/2018	Bank of America	HUF	7,213	$28,781	$28,998	$217
Expiring 04/24/2018	Citigroup Global Markets	HUF	8,275	33,044	33,267	223
Expiring 04/24/2018	Deutsche Bank AG	HUF	388,836	1,547,238	1,563,194	15,956
Expiring 04/24/2018	JPMorgan Chase	HUF	8,321	33,594	33,451	(143)
Expiring 04/24/2018	JPMorgan Chase	HUF	14,318	58,262	57,560	(702)
Expiring 04/24/2018	JPMorgan Chase	HUF	14,654	59,202	58,911	(291)
Expiring 04/24/2018	Toronto Dominion	HUF	3,983	16,041	16,013	(28)
Expiring 04/24/2018	UBS AG	HUF	3,774	15,018	15,171	153
Indian Rupee,
Expiring 04/24/2018	Barclays Capital Group	INR	1,095	16,998	17,036	38
Expiring 04/24/2018	Citigroup Global Markets	INR	1,014	15,800	15,778	(22)
Expiring 04/24/2018	Citigroup Global Markets	INR	1,108	17,304	17,242	(62)
Expiring 04/24/2018	Citigroup Global Markets	INR	1,726	26,944	26,847	(97)
Expiring 04/24/2018	Citigroup Global Markets	INR	4,620	72,000	71,865	(135)
Expiring 04/24/2018	Goldman Sachs & Co.	INR	9,599	149,503	149,317	(186)
Expiring 04/24/2018	JPMorgan Chase	INR	25,795	399,648	401,265	1,617
Expiring 04/24/2018	Morgan Stanley	INR	20,969	324,848	326,187	1,339
Expiring 04/24/2018	UBS AG	INR	3,469	53,999	53,968	(31)
Expiring 04/24/2018	UBS AG	INR	12,118	188,030	188,505	475
Indonesian Rupiah,
Expiring 02/12/2018	Barclays Capital Group	IDR	235,327	17,500	17,563	63
Expiring 02/12/2018	Barclays Capital Group	IDR	854,494	62,555	63,773	1,218
Expiring 02/12/2018	Citigroup Global Markets	IDR	310,762	22,685	23,193	508
Expiring 02/12/2018	Citigroup Global Markets	IDR	325,871	24,215	24,320	105
Expiring 02/12/2018	Citigroup Global Markets	IDR	368,399	27,618	27,494	(124)
Expiring 02/12/2018	Citigroup Global Markets	IDR	422,437	31,000	31,527	527
Expiring 02/12/2018	Citigroup Global Markets	IDR	423,150	31,000	31,581	581
Expiring 02/12/2018	Citigroup Global Markets	IDR	443,730	33,191	33,116	(75)
Expiring 02/12/2018	Citigroup Global Markets	IDR	675,477	50,662	50,412	(250)
Expiring 02/12/2018	Citigroup Global Markets	IDR	738,806	54,046	55,139	1,093
Expiring 02/12/2018	Citigroup Global Markets	IDR	948,343	69,283	70,777	1,494
Expiring 02/12/2018	JPMorgan Chase	IDR	216,668	15,936	16,170	234
Expiring 02/12/2018	JPMorgan Chase	IDR	225,623	16,645	16,839	194
Expiring 02/12/2018	JPMorgan Chase	IDR	1,351,566	98,117	100,870	2,753
Expiring 02/12/2018	JPMorgan Chase	IDR	2,560,000	187,587	191,058	3,471
Expiring 02/12/2018	Morgan Stanley	IDR	2,389,540	174,634	178,336	3,702
Expiring 02/12/2018	Toronto Dominion	IDR	385,187	28,522	28,747	225
Expiring 02/12/2018	UBS AG	IDR	205,433	15,033	15,332	299
Expiring 04/16/2018	Barclays Capital Group	IDR	185,424	13,811	13,775	(36)
Expiring 04/16/2018	Barclays Capital Group	IDR	210,074	15,596	15,607	11
Expiring 04/16/2018	Barclays Capital Group	IDR	262,382	19,614	19,493	(121)
Expiring 04/16/2018	Barclays Capital Group	IDR	814,046	60,803	60,476	(327)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 04/16/2018	Barclays Capital Group	IDR	916,530	$68,306	$68,090	$(216)
Expiring 04/16/2018	Citigroup Global Markets	IDR	512,138	38,480	38,047	(433)
Expiring 04/16/2018	Citigroup Global Markets	IDR	515,991	38,568	38,334	(234)
Expiring 04/16/2018	Citigroup Global Markets	IDR	838,018	62,728	62,257	(471)
Expiring 04/16/2018	Citigroup Global Markets	IDR	899,824	67,096	66,849	(247)
Expiring 04/16/2018	Citigroup Global Markets	IDR	1,015,628	75,793	75,452	(341)
Expiring 04/16/2018	Citigroup Global Markets	IDR	1,828,351	135,907	135,830	(77)
Expiring 04/16/2018	JPMorgan Chase	IDR	435,754	32,531	32,373	(158)
Expiring 04/16/2018	JPMorgan Chase	IDR	2,465,000	184,189	183,127	(1,062)
Israeli Shekel,
Expiring 04/24/2018	Morgan Stanley	ILS	92	27,000	26,940	(60)
Japanese Yen,
Expiring 04/26/2018	Citigroup Global Markets	JPY	11,559	106,200	106,414	214
Expiring 04/26/2018	Citigroup Global Markets	JPY	20,032	183,100	184,420	1,320
Malaysian Ringgit,
Expiring 02/26/2018	Barclays Capital Group	MYR	66	16,572	17,022	450
Expiring 02/26/2018	Barclays Capital Group	MYR	139	34,872	35,516	644
Expiring 02/26/2018	Barclays Capital Group	MYR	154	39,470	39,592	122
Expiring 02/26/2018	Barclays Capital Group	MYR	196	48,020	50,347	2,327
Expiring 02/26/2018	Barclays Capital Group	MYR	387	93,999	99,109	5,110
Expiring 02/26/2018	Barclays Capital Group	MYR	1,586	388,032	406,588	18,556
Mexican Peso,
Expiring 03/27/2018	Bank of America	MXN	5,163	274,626	274,946	320
Expiring 03/27/2018	Barclays Capital Group	MXN	314	16,707	16,744	37
Expiring 03/27/2018	Barclays Capital Group	MXN	315	16,744	16,751	7
Expiring 03/27/2018	Citigroup Global Markets	MXN	291	15,527	15,498	(29)
Expiring 03/27/2018	Citigroup Global Markets	MXN	1,213	63,953	64,596	643
Expiring 03/27/2018	Citigroup Global Markets	MXN	3,353	174,061	178,562	4,501
Expiring 03/27/2018	Citigroup Global Markets	MXN	4,973	250,000	264,857	14,857
Expiring 03/27/2018	JPMorgan Chase	MXN	1,302	69,706	69,362	(344)
Expiring 03/27/2018	JPMorgan Chase	MXN	2,322	124,644	123,665	(979)
Expiring 03/27/2018	Morgan Stanley	MXN	1,567	83,000	83,465	465
Expiring 03/27/2018	Toronto Dominion	MXN	636	33,792	33,891	99
Expiring 03/27/2018	Toronto Dominion	MXN	664	35,540	35,370	(170)
Expiring 03/27/2018	Toronto Dominion	MXN	1,756	93,945	93,490	(455)
Expiring 03/27/2018	UBS AG	MXN	642	33,994	34,174	180
Expiring 03/27/2018	UBS AG	MXN	681	35,740	36,276	536
Expiring 03/27/2018	UBS AG	MXN	867	44,375	46,167	1,792
Expiring 01/29/2019	UBS AG	MXN	3,778	191,000	190,988	(12)
Expiring 01/29/2019	UBS AG	MXN	4,131	209,000	208,844	(156)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 02/05/2018	Barclays Capital Group	TWD	3,106	$106,400	$106,602	$202
Expiring 02/05/2018	Citigroup Global Markets	TWD	1,118	38,000	38,355	355
Expiring 02/05/2018	Citigroup Global Markets	TWD	3,799	129,000	130,375	1,375
Expiring 02/05/2018	Citigroup Global Markets	TWD	4,723	160,000	162,089	2,089
Expiring 02/05/2018	Deutsche Bank AG	TWD	14,906	509,188	511,553	2,365
Expiring 02/05/2018	JPMorgan Chase	TWD	1,970	66,000	67,620	1,620
Expiring 02/05/2018	UBS AG	TWD	1,291	43,000	44,299	1,299
Peruvian Nuevo Sol,
Expiring 04/10/2018	Citigroup Global Markets	PEN	33	10,192	10,177	(15)
Expiring 04/10/2018	Citigroup Global Markets	PEN	112	34,870	34,885	15
Expiring 04/10/2018	Citigroup Global Markets	PEN	1,561	483,864	484,139	275
Philippine Peso,
Expiring 03/15/2018	Barclays Capital Group	PHP	5,881	115,726	114,429	(1,297)
Expiring 03/15/2018	JPMorgan Chase	PHP	5,261	104,000	102,371	(1,629)
Polish Zloty,
Expiring 04/24/2018	Barclays Capital Group	PLN	49	14,710	14,751	41
Expiring 04/24/2018	Barclays Capital Group	PLN	63	18,599	18,978	379
Expiring 04/24/2018	Citigroup Global Markets	PLN	44	13,119	13,066	(53)
Expiring 04/24/2018	Citigroup Global Markets	PLN	184	54,071	54,994	923
Expiring 04/24/2018	Citigroup Global Markets	PLN	199	58,746	59,516	770
Expiring 04/24/2018	Citigroup Global Markets	PLN	3,565	1,047,265	1,066,570	19,305
Expiring 04/24/2018	Deutsche Bank AG	PLN	3,387	995,905	1,013,325	17,420
Expiring 04/24/2018	JPMorgan Chase	PLN	193	57,988	57,646	(342)
Expiring 04/24/2018	JPMorgan Chase	PLN	367	110,784	109,714	(1,070)
Expiring 04/24/2018	Toronto Dominion	PLN	111	33,195	33,232	37
Expiring 04/24/2018	UBS AG	PLN	103	30,433	30,935	502
Romanian Leu,
Expiring 04/23/2018	Citigroup Global Markets	RON	1,452	382,384	387,646	5,262
Expiring 04/23/2018	Goldman Sachs & Co.	RON	172	45,268	45,947	679
Expiring 04/23/2018	JPMorgan Chase	RON	63	16,686	16,718	32
Expiring 04/23/2018	JPMorgan Chase	RON	105	28,096	28,087	(9)
Expiring 04/23/2018	JPMorgan Chase	RON	112	29,954	29,944	(10)
Expiring 04/23/2018	UBS AG	RON	38	9,851	10,019	168
Russian Ruble,
Expiring 04/09/2018	Barclays Capital Group	RUB	658	11,390	11,599	209
Expiring 04/09/2018	Barclays Capital Group	RUB	7,840	136,117	138,305	2,188
Expiring 04/09/2018	Barclays Capital Group	RUB	84,755	1,467,652	1,495,112	27,460
Expiring 04/09/2018	BNP Paribas	RUB	1,580	27,684	27,881	197
Expiring 04/09/2018	Citigroup Global Markets	RUB	672	11,715	11,847	132
Expiring 04/09/2018	Citigroup Global Markets	RUB	775	13,525	13,663	138
Expiring 04/09/2018	Citigroup Global Markets	RUB	910	15,803	16,056	253

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 04/09/2018	Citigroup Global Markets	RUB	1,216	$21,264	$21,452	$188
Expiring 04/09/2018	Citigroup Global Markets	RUB	1,482	26,101	26,139	38
Expiring 04/09/2018	Citigroup Global Markets	RUB	1,731	30,374	30,531	157
Expiring 04/09/2018	Citigroup Global Markets	RUB	2,314	40,372	40,825	453
Expiring 04/09/2018	Citigroup Global Markets	RUB	2,614	46,466	46,117	(349)
Expiring 04/09/2018	Citigroup Global Markets	RUB	2,663	46,963	46,978	15
Singapore Dollar,
Expiring 02/13/2018	Barclays Capital Group	SGD	338	256,317	257,903	1,586
Expiring 02/13/2018	Citigroup Global Markets	SGD	32	24,000	24,633	633
Expiring 02/13/2018	Citigroup Global Markets	SGD	121	91,726	92,144	418
Expiring 02/13/2018	Citigroup Global Markets	SGD	135	102,095	103,261	1,166
Expiring 02/13/2018	Citigroup Global Markets	SGD	154	116,127	117,642	1,515
Expiring 02/13/2018	Citigroup Global Markets	SGD	184	140,918	140,584	(334)
Expiring 02/13/2018	Citigroup Global Markets	SGD	225	169,207	171,323	2,116
Expiring 02/13/2018	Citigroup Global Markets	SGD	225	169,207	171,377	2,170
Expiring 02/13/2018	Citigroup Global Markets	SGD	226	170,160	172,223	2,063
Expiring 02/13/2018	Goldman Sachs & Co.	SGD	512	376,391	390,195	13,804
Expiring 02/13/2018	JPMorgan Chase	SGD	22	16,986	16,876	(110)
South African Rand,
Expiring 03/12/2018	Barclays Capital Group	ZAR	167	13,308	14,021	713
Expiring 03/12/2018	Barclays Capital Group	ZAR	293	23,274	24,578	1,304
Expiring 03/12/2018	Citigroup Global Markets	ZAR	137	11,476	11,503	27
Expiring 03/12/2018	Citigroup Global Markets	ZAR	211	16,829	17,706	877
Expiring 03/12/2018	Citigroup Global Markets	ZAR	350	28,320	29,359	1,039
Expiring 03/12/2018	Citigroup Global Markets	ZAR	495	40,768	41,581	813
Expiring 03/12/2018	Citigroup Global Markets	ZAR	590	48,450	49,481	1,031
Expiring 03/12/2018	Citigroup Global Markets	ZAR	641	46,177	53,772	7,595
Expiring 03/12/2018	Citigroup Global Markets	ZAR	1,622	132,673	136,103	3,430
Expiring 03/12/2018	Citigroup Global Markets	ZAR	1,792	149,649	150,415	766
Expiring 03/12/2018	Citigroup Global Markets	ZAR	2,121	168,581	177,972	9,391
Expiring 03/12/2018	Citigroup Global Markets	ZAR	2,349	195,250	197,154	1,904

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/12/2018	Citigroup Global Markets	ZAR	3,337	$274,278	$280,079	$5,801
Expiring 03/12/2018	JPMorgan Chase	ZAR	441	35,423	37,013	1,590
Expiring 03/12/2018	JPMorgan Chase	ZAR	515	43,041	43,231	190
Expiring 03/12/2018	JPMorgan Chase	ZAR	948	79,631	79,549	(82)
Expiring 03/12/2018	JPMorgan Chase	ZAR	2,207	178,699	185,262	6,563
Expiring 03/12/2018	Toronto Dominion	ZAR	205	16,281	17,193	912
Expiring 03/12/2018	Toronto Dominion	ZAR	265	22,107	22,250	143
Expiring 03/12/2018	UBS AG	ZAR	281	22,010	23,595	1,585
Expiring 04/06/2018	Hong Kong & Shanghai Bank	ZAR	491	39,996	41,059	1,063
Expiring 04/06/2018	UBS AG	ZAR	128	9,525	10,697	1,172
Expiring 04/06/2018	UBS AG	ZAR	247	20,162	20,633	471
Expiring 04/06/2018	UBS AG	ZAR	277	22,277	23,137	860
South Korean Won,
Expiring 02/13/2018	Barclays Capital Group	KRW	85,082	78,028	79,689	1,661
Expiring 02/13/2018	BNP Paribas	KRW	34,932	32,648	32,718	70
Expiring 02/13/2018	Citigroup Global Markets	KRW	85,074	78,029	79,682	1,653
Expiring 02/13/2018	Citigroup Global Markets	KRW	94,504	87,000	88,513	1,513
Expiring 02/13/2018	Citigroup Global Markets	KRW	103,132	94,000	96,595	2,595
Expiring 02/13/2018	UBS AG	KRW	124,472	114,747	116,582	1,835
Swiss Franc,
Expiring 04/26/2018	Citigroup Global Markets	CHF	59	63,800	64,066	266
Thai Baht,
Expiring 02/09/2018	Barclays Capital Group	THB	519	16,199	16,569	370
Expiring 02/09/2018	Citigroup Global Markets	THB	355	11,005	11,321	316
Expiring 02/09/2018	Citigroup Global Markets	THB	356	11,365	11,359	(6)
Expiring 02/09/2018	Citigroup Global Markets	THB	424	13,315	13,536	221
Expiring 02/09/2018	Citigroup Global Markets	THB	540	16,400	17,249	849
Expiring 02/09/2018	Citigroup Global Markets	THB	622	19,127	19,854	727
Expiring 02/09/2018	Citigroup Global Markets	THB	662	20,727	21,145	418
Expiring 02/09/2018	Citigroup Global Markets	THB	786	24,939	25,105	166
Expiring 02/09/2018	Citigroup Global Markets	THB	832	26,139	26,573	434
Expiring 02/09/2018	Citigroup Global Markets	THB	870	27,000	27,786	786
Expiring 02/09/2018	Citigroup Global Markets	THB	895	27,095	28,589	1,494
Expiring 02/09/2018	Citigroup Global Markets	THB	933	28,718	29,794	1,076
Expiring 02/09/2018	Citigroup Global Markets	THB	1,546	49,341	49,359	18
Expiring 02/09/2018	Citigroup Global Markets	THB	2,389	76,000	76,288	288

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 02/09/2018	Citigroup Global Markets	THB	4,079	$128,000	$130,272	$2,272
Expiring 02/09/2018	Citigroup Global Markets	THB	4,942	155,000	157,821	2,821
Expiring 02/09/2018	Citigroup Global Markets	THB	10,080	320,828	321,912	1,084
Expiring 02/09/2018	Citigroup Global Markets	THB	35,180	1,063,161	1,123,454	60,293
Expiring 02/09/2018	JPMorgan Chase	THB	369	11,284	11,777	493
Expiring 02/09/2018	Toronto Dominion	THB	597	18,419	19,059	640
Expiring 02/09/2018	UBS AG	THB	4,057	124,328	129,552	5,224
Turkish Lira,
Expiring 03/12/2018	Barclays Capital Group	TRY	64	16,625	16,800	175
Expiring 03/12/2018	Barclays Capital Group	TRY	65	16,856	17,172	316
Expiring 03/12/2018	Citigroup Global Markets	TRY	39	10,296	10,395	99
Expiring 03/12/2018	Citigroup Global Markets	TRY	79	20,621	20,692	71
Expiring 03/12/2018	Citigroup Global Markets	TRY	124	32,152	32,680	528
Expiring 03/12/2018	Citigroup Global Markets	TRY	131	33,800	34,424	624
Expiring 03/12/2018	Citigroup Global Markets	TRY	152	39,697	39,989	292
Expiring 03/12/2018	Citigroup Global Markets	TRY	156	40,663	40,929	266
Expiring 03/12/2018	Citigroup Global Markets	TRY	173	43,695	45,473	1,778
Expiring 03/12/2018	Citigroup Global Markets	TRY	200	51,001	52,510	1,509
Expiring 03/12/2018	Goldman Sachs & Co.	TRY	2,839	721,465	747,092	25,627
Expiring 03/12/2018	Hong Kong & Shanghai Bank	TRY	1,737	448,992	457,222	8,230
Expiring 03/12/2018	JPMorgan Chase	TRY	97	24,853	25,493	640
Expiring 03/12/2018	JPMorgan Chase	TRY	161	42,307	42,275	(32)
Expiring 03/12/2018	JPMorgan Chase	TRY	286	75,699	75,355	(344)
Expiring 03/12/2018	Toronto Dominion	TRY	70	18,249	18,444	195
Expiring 03/12/2018	Toronto Dominion	TRY	90	23,822	23,731	(91)
Expiring 03/12/2018	UBS AG	TRY	79	20,527	20,685	158
Expiring 03/12/2018	UBS AG	TRY	96	24,918	25,314	396
Expiring 03/12/2018	UBS AG	TRY	241	63,000	63,343	343

				$28,305,349	$28,818,742	513,393

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 02/23/2018	Citigroup Global Markets	ARS	310	$16,166	$15,621	$545
Australian Dollar,
Expiring 04/09/2018	Toronto Dominion	AUD	218	171,037	175,709	(4,672)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real,
Expiring 02/02/2018	Barclays Capital Group	BRL	61	$18,535	$19,247	$(712)
Expiring 02/02/2018	Barclays Capital Group	BRL	58	17,330	18,086	(756)
Expiring 02/02/2018	BNP Paribas	BRL	408	123,292	128,071	(4,779)
Expiring 02/02/2018	Citigroup Global Markets	BRL	817	246,266	256,446	(10,180)
Expiring 02/02/2018	Citigroup Global Markets	BRL	132	40,733	41,347	(614)
Expiring 02/02/2018	Citigroup Global Markets	BRL	116	35,722	36,271	(549)
Expiring 02/02/2018	Citigroup Global Markets	BRL	112	34,810	35,180	(370)
Expiring 02/02/2018	Citigroup Global Markets	BRL	50	15,162	15,755	(593)
Expiring 02/02/2018	Goldman Sachs & Co.	BRL	314	95,147	98,701	(3,554)
Expiring 02/02/2018	Goldman Sachs & Co.	BRL	225	69,954	70,742	(788)
Expiring 02/02/2018	Goldman Sachs & Co.	BRL	165	50,879	51,652	(773)
Expiring 02/02/2018	JPMorgan Chase	BRL	561	174,540	176,227	(1,687)
Expiring 03/02/2018	Citigroup Global Markets	BRL	498	158,397	155,941	2,456
Expiring 03/02/2018	Citigroup Global Markets	BRL	251	78,936	78,478	458
Expiring 03/02/2018	Citigroup Global Markets	BRL	107	33,517	33,535	(18)
Expiring 03/02/2018	JPMorgan Chase	BRL	279	87,691	87,188	503
Canadian Dollar,
Expiring 04/09/2018	UBS AG	CAD	2	1,224	1,242	(18)
Chilean Peso,
Expiring 03/15/2018	Citigroup Global Markets	CLP	104,635	161,300	173,462	(12,162)
Expiring 03/15/2018	JPMorgan Chase	CLP	31,276	51,470	51,849	(379)
Expiring 04/12/2018	Citigroup Global Markets	CLP	45,000	74,135	74,580	(445)
Chinese Renminbi,
Expiring 04/24/2018	Citigroup Global Markets	CNH	1,119	170,104	176,760	(6,656)
Colombian Peso,
Expiring 03/16/2018	Barclays Capital Group	COP	108,113	36,574	37,994	(1,420)
Expiring 03/16/2018	Citigroup Global Markets	COP	67,186	23,681	23,611	70
Expiring 03/16/2018	Citigroup Global Markets	COP	66,021	23,140	23,202	(62)
Czech Koruna,
Expiring 04/09/2018	Barclays Capital Group	CZK	2,722	133,515	134,213	(698)
Expiring 04/09/2018	Citigroup Global Markets	CZK	4,104	198,429	202,341	(3,912)
Expiring 04/09/2018	Goldman Sachs & Co.	CZK	4,312	212,546	212,633	(87)
Expiring 04/09/2018	Goldman Sachs & Co.	CZK	2,695	130,844	132,882	(2,038)
Expiring 04/09/2018	Goldman Sachs & Co.	CZK	1,190	58,461	58,668	(207)
Expiring 04/09/2018	Goldman Sachs & Co.	CZK	646	30,604	31,849	(1,245)
Euro,
Expiring 04/06/2018	Morgan Stanley	EUR	41	49,379	50,856	(1,477)
Expiring 04/26/2018	JPMorgan Chase	EUR	44	54,671	54,655	16
Expiring 04/26/2018	UBS AG	EUR	423	527,223	527,986	(763)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hungarian Forint,
Expiring 04/24/2018	Goldman Sachs & Co.	HUF	68,721	$277,738	$276,271	$1,467
Expiring 04/24/2018	Morgan Stanley	HUF	4,513	18,109	18,141	(32)
Indonesian Rupiah,
Expiring 02/12/2018	Barclays Capital Group	IDR	2,165,061	159,079	161,583	(2,504)
Expiring 02/12/2018	Barclays Capital Group	IDR	1,044,505	77,000	77,953	(953)
Expiring 02/12/2018	Barclays Capital Group	IDR	415,920	30,485	31,041	(556)
Expiring 02/12/2018	Barclays Capital Group	IDR	210,073	15,486	15,678	(192)
Expiring 02/12/2018	Citigroup Global Markets	IDR	979,416	72,000	73,096	(1,096)
Expiring 02/12/2018	Citigroup Global Markets	IDR	584,337	42,730	43,610	(880)
Expiring 02/12/2018	Citigroup Global Markets	IDR	489,780	36,000	36,553	(553)
Expiring 02/12/2018	Citigroup Global Markets	IDR	456,824	34,000	34,094	(94)
Expiring 02/12/2018	Citigroup Global Markets	IDR	296,062	21,571	22,096	(525)
Expiring 02/12/2018	Citigroup Global Markets	IDR	248,402	18,197	18,539	(342)
Expiring 02/12/2018	Citigroup Global Markets	IDR	211,270	15,393	15,767	(374)
Expiring 02/12/2018	Citigroup Global Markets	IDR	152,436	11,082	11,377	(295)
Expiring 02/12/2018	JPMorgan Chase	IDR	2,193,734	161,150	163,723	(2,573)
Expiring 02/12/2018	JPMorgan Chase	IDR	424,821	31,024	31,705	(681)
Expiring 04/16/2018	Barclays Capital Group	IDR	505,894	38,000	37,583	417
Expiring 04/16/2018	Citigroup Global Markets	IDR	704,813	52,621	52,361	260
Expiring 04/16/2018	Citigroup Global Markets	IDR	403,803	30,014	29,999	15
Expiring 04/16/2018	Hong Kong & Shanghai Bank	IDR	955,993	71,274	71,022	252
Expiring 04/16/2018	JPMorgan Chase	IDR	1,550,081	115,162	115,157	5
Israeli Shekel,
Expiring 04/24/2018	Bank of America	ILS	113	33,280	33,250	30
Expiring 04/24/2018	Deutsche Bank AG	ILS	2,084	611,693	611,699	(6)
Expiring 04/24/2018	JPMorgan Chase	ILS	113	33,442	33,070	372
Expiring 04/24/2018	JPMorgan Chase	ILS	51	15,184	15,016	168
Japanese Yen,
Expiring 04/26/2018	Citigroup Global Markets	JPY	31,875	293,399	293,443	(44)
Malaysian Ringgit,
Expiring 02/26/2018	Barclays Capital Group	MYR	1,862	470,447	477,210	(6,763)
Expiring 02/26/2018	Barclays Capital Group	MYR	437	111,173	111,973	(800)
Expiring 02/26/2018	Barclays Capital Group	MYR	195	50,351	50,017	334
Mexican Peso,
Expiring 03/27/2018	Barclays Capital Group	MXN	734	39,294	39,099	195
Expiring 03/27/2018	Barclays Capital Group	MXN	275	13,814	14,619	(805)
Expiring 03/27/2018	JPMorgan Chase	MXN	518	27,628	27,581	47
Expiring 03/27/2018	Morgan Stanley	MXN	1,299	69,000	69,170	(170)
Expiring 03/27/2018	Morgan Stanley	MXN	655	34,727	34,859	(132)
Expiring 03/27/2018	UBS AG	MXN	9,571	511,594	509,698	1,896
Expiring 03/27/2018	UBS AG	MXN	4,867	259,000	259,213	(213)
Expiring 03/27/2018	UBS AG	MXN	4,212	224,000	224,321	(321)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 02/05/2018	Citigroup Global Markets	TWD	8,049	$267,786	$276,207	$(8,421)
Expiring 02/05/2018	Citigroup Global Markets	TWD	3,098	104,000	106,311	(2,311)
Expiring 02/05/2018	Citigroup Global Markets	TWD	2,565	86,000	88,008	(2,008)
Expiring 02/05/2018	Citigroup Global Markets	TWD	2,210	74,000	75,842	(1,842)
Expiring 02/05/2018	Citigroup Global Markets	TWD	956	32,000	32,808	(808)
Expiring 02/05/2018	Citigroup Global Markets	TWD	769	26,000	26,388	(388)
Expiring 02/05/2018	Citigroup Global Markets	TWD	472	15,781	16,211	(430)
Expiring 02/05/2018	UBS AG	TWD	8,049	268,465	276,207	(7,742)
Expiring 02/05/2018	UBS AG	TWD	3,433	114,776	117,810	(3,034)
Expiring 02/05/2018	UBS AG	TWD	1,314	45,000	45,101	(101)
Expiring 04/16/2018	Barclays Capital Group	TWD	2,009	68,306	69,206	(900)
Expiring 04/16/2018	Citigroup Global Markets	TWD	1,089	37,845	37,499	346
Expiring 04/16/2018	Deutsche Bank AG	TWD	14,906	511,811	513,393	(1,582)
Philippine Peso,
Expiring 03/15/2018	Barclays Capital Group	PHP	10,083	195,250	196,181	(931)
Expiring 03/15/2018	Barclays Capital Group	PHP	8,968	176,439	174,499	1,940
Expiring 03/15/2018	Barclays Capital Group	PHP	5,436	106,400	105,769	631
Expiring 03/15/2018	Barclays Capital Group	PHP	5,316	105,169	103,440	1,729
Expiring 03/15/2018	Barclays Capital Group	PHP	2,499	49,342	48,617	725
Expiring 03/15/2018	Barclays Capital Group	PHP	1,274	25,000	24,781	219
Expiring 03/15/2018	Barclays Capital Group	PHP	665	13,300	12,942	358
Expiring 03/15/2018	Citigroup Global Markets	PHP	6,352	126,000	123,597	2,403
Expiring 03/15/2018	Citigroup Global Markets	PHP	4,243	83,000	82,564	436
Expiring 03/15/2018	Citigroup Global Markets	PHP	1,676	32,890	32,604	286
Polish Zloty,
Expiring 04/24/2018	Barclays Capital Group	PLN	134	39,437	39,996	(559)
Expiring 04/24/2018	Barclays Capital Group	PLN	123	36,285	36,906	(621)
Expiring 04/24/2018	Hong Kong & Shanghai Bank	PLN	194	58,298	58,137	161
Expiring 04/24/2018	JPMorgan Chase	PLN	105	31,574	31,454	120
Expiring 04/24/2018	Morgan Stanley	PLN	97	28,982	29,036	(54)
Romanian Leu,
Expiring 04/23/2018	JPMorgan Chase	RON	747	199,349	199,298	51
Russian Ruble,
Expiring 04/09/2018	Barclays Capital Group	RUB	11,703	203,750	206,453	(2,703)
Expiring 04/09/2018	Barclays Capital Group	RUB	10,252	178,699	180,842	(2,143)
Expiring 04/09/2018	Barclays Capital Group	RUB	3,360	59,023	59,272	(249)
Expiring 04/09/2018	Citigroup Global Markets	RUB	2,913	50,992	51,394	(402)
Expiring 04/09/2018	Citigroup Global Markets	RUB	1,439	25,284	25,382	(98)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 02/13/2018	Citigroup Global Markets	SGD	1,191	$875,686	$907,981	$(32,295)
Expiring 02/13/2018	Morgan Stanley	SGD	159	120,000	121,433	(1,433)
South African Rand,
Expiring 03/12/2018	Barclays Capital Group	ZAR	2,595	207,444	217,791	(10,347)
Expiring 03/12/2018	Barclays Capital Group	ZAR	1,368	114,289	114,850	(561)
Expiring 03/12/2018	Citigroup Global Markets	ZAR	2,197	158,921	184,395	(25,474)
Expiring 03/12/2018	Citigroup Global Markets	ZAR	2,049	164,534	171,978	(7,444)
Expiring 03/12/2018	Citigroup Global Markets	ZAR	2,049	164,534	171,940	(7,406)
Expiring 03/12/2018	Citigroup Global Markets	ZAR	1,653	129,721	138,756	(9,035)
Expiring 03/12/2018	Citigroup Global Markets	ZAR	567	45,964	47,547	(1,583)
Expiring 03/12/2018	Citigroup Global Markets	ZAR	396	31,000	33,245	(2,245)
Expiring 03/12/2018	Citigroup Global Markets	ZAR	254	20,273	21,312	(1,039)
Expiring 03/12/2018	Goldman Sachs & Co.	ZAR	658	53,818	55,239	(1,421)
Expiring 03/12/2018	Goldman Sachs & Co.	ZAR	451	37,614	37,833	(219)
Expiring 03/12/2018	JPMorgan Chase	ZAR	2,498	199,740	209,689	(9,949)
Expiring 03/12/2018	JPMorgan Chase	ZAR	912	75,024	76,581	(1,557)
Expiring 03/12/2018	Morgan Stanley	ZAR	6,366	464,002	534,238	(70,236)
Expiring 03/12/2018	Morgan Stanley	ZAR	243	20,225	20,417	(192)
South Korean Won,
Expiring 02/13/2018	Citigroup Global Markets	KRW	355,259	316,876	332,740	(15,864)
Expiring 02/13/2018	Citigroup Global Markets	KRW	94,743	87,000	88,738	(1,738)
Expiring 02/13/2018	Citigroup Global Markets	KRW	41,673	39,000	39,032	(32)
Swiss Franc,
Expiring 04/26/2018	Deutsche Bank AG	CHF	61	64,637	65,644	(1,007)
Thai Baht,
Expiring 02/09/2018	Citigroup Global Markets	THB	3,701	112,000	118,191	(6,191)
Expiring 02/09/2018	Citigroup Global Markets	THB	3,437	104,999	109,747	(4,748)
Expiring 02/09/2018	Citigroup Global Markets	THB	943	29,674	30,106	(432)
Expiring 02/09/2018	Citigroup Global Markets	THB	748	23,792	23,883	(91)
Expiring 02/09/2018	Citigroup Global Markets	THB	714	22,000	22,805	(805)
Expiring 02/09/2018	Citigroup Global Markets	THB	403	12,267	12,885	(618)
Expiring 02/09/2018	Goldman Sachs & Co.	THB	2,123	65,000	67,789	(2,789)
Expiring 02/09/2018	Goldman Sachs & Co.	THB	680	21,305	21,721	(416)
Turkish Lira,
Expiring 03/12/2018	Barclays Capital Group	TRY	192	50,343	50,557	(214)
Expiring 03/12/2018	Goldman Sachs & Co.	TRY	401	103,817	105,420	(1,603)
Expiring 03/12/2018	Goldman Sachs & Co.	TRY	296	77,947	77,983	(36)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 03/12/2018	JPMorgan Chase	TRY	400	$103,199	$105,139	$(1,940)
Expiring 03/12/2018	JPMorgan Chase	TRY	360	94,768	94,758	10
Expiring 03/12/2018	Morgan Stanley	TRY	239	63,000	62,931	69
Expiring 03/12/2018	Morgan Stanley	TRY	78	20,339	20,486	(147)
Expiring 03/12/2018	Toronto Dominion	TRY	185	48,000	48,803	(803)

				$15,350,540	$15,673,305	(322,765)

						$190,628

Cross currency exchange contracts outstanding at January 31, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
Expiring 04/06/2018	Buy	ZAR	1,369	EUR	86	$7,190	Goldman Sachs & Co.
Expiring 04/06/2018	Buy	EUR	103	ZAR	1,544	(613)	Citigroup Global Markets
Expiring 04/06/2018	Buy	BRL	450	EUR	124	(14,229)	Citigroup Global Markets

						$(7,652)

Interest rate swap agreements outstanding at January 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
MXN	14,650	06/04/25	6.470%(M)	28 Day Mexican Interbank Rate(2)(M)	$12	$(60,809)	$(60,821)
MXN	3,400	01/05/26	6.260%(M)	28 Day Mexican Interbank Rate(1)(M)	9	17,651	17,642

					$21	$(43,158)	$(43,179)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
MYR	1,650	05/20/21	3.770%(Q)	3 Month KLIBOR(2)(Q)	$(1,784)	$—	$(1,784)	JPMorgan Chase
THB	9,000	02/28/26	2.300%(S)	6 Month BKIBOR(2)(S)	554	—	554	JPMorgan Chase
THB	8,200	11/10/27	2.315%(S)	6 Month BKIBOR(2)(S)	(2,689)	—	(2,689)	JPMorgan Chase

					$(3,919)	$—	$(3,919)

Cash of $170,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at January 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Sovereign Bonds
Argentina	$—	$1,069,050	$—
Brazil	—	4,438,894	—
Chile	—	935,957	—
Colombia	—	1,614,083	—
Czech Republic	—	1,229,705	—
Ecuador	—	444,000	—
Egypt	—	227,646	—
El Salvador	—	220,163	—
Gabon	—	202,040	—
Ghana	—	217,600	—
Greece	—	224,195	—
Hungary	—	817,394	—
Indonesia	—	3,654,324	—
Iraq	—	415,601	—
Lebanon	—	150,218	—

Malaysia	—	2,774,690	—
Mexico	—	3,689,539	—
Mongolia	—	236,407	—
Nigeria	—	202,313	—
Pakistan	—	201,251	—
Peru	—	729,513	—
Philippines	—	100,158	—
Poland	—	1,876,790	—
Romania	—	812,328	—
Russia	—	1,853,893	—
South Africa	—	3,599,551	—
South Korea	—	325,359	—
Thailand	—	1,625,920	—
Turkey	—	1,891,711	—
Ukraine	—	411,604	—
Uruguay	—	63,942	—
Corporate Bonds
Brazil	—	372,846	—
Mexico	—	863,023	—
Russia	—	217,986	—
South Africa	—	237,062	—
Affiliated Mutual Fund	796,123	—	—
Options Purchased	—	103,839	—
Options Written	—	(53,184)	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	190,628	—
OTC Cross Currency Exchange Contracts	—	(7,652)	—
Centrally Cleared Interest Rate Swap Agreements	—	(43,179)	—
OTC Interest Rate Swap Agreements	—	(3,919)	—

Total	$796,123	$38,133,289	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2018 were as follows :

Sovereign Bonds	91.5%
Oil & Gas	2.2
Affiliated Mutual Fund	2.0
Telecommunications	0.9
Electric	0.6
Banks	0.6
Options Purchased	0.3

98.1
Options Written	(0.1)
Other assets in excess of liabilities	2.0

100.0%

Prudential Jennison Emerging Markets Equity Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 96.6%
Argentina — 7.1%
MercadoLibre, Inc.	3,558	$1,377,302

Brazil — 4.6%
Lojas Renner SA	36,275	431,065
Pagseguro Digital Ltd. (Class A Stock)*	3,476	97,119
Raia Drogasil SA	14,256	377,788

		905,972

Chile — 3.8%
Sociedad Quimica y Minera de Chile SA, ADR	13,285	749,008

China — 33.8%
Alibaba Group Holding Ltd., ADR*	6,431	1,313,789
Baidu, Inc., ADR*	2,065	509,890
Ctrip.com International Ltd., ADR*	12,911	603,976
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	29,310	185,323
JD.com, Inc., ADR*	13,266	653,085
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	43,740	526,377
Kweichow Moutai Co. Ltd. (Class A Stock)	6,250	758,729
Tencent Holdings Ltd.	30,520	1,803,349
Vipshop Holdings Ltd., ADR*	15,019	248,264

		6,602,782

Hong Kong — 1.2%
Sands China Ltd.	39,998	237,696

India — 20.8%
Ashok Leyland Ltd.	199,411	394,610
Asian Paints Ltd.	19,907	353,365
Biocon Ltd.	68,299	659,155
Eicher Motors Ltd.	680	287,547
Godrej Consumer Products Ltd.	28,863	477,481
HDFC Bank Ltd., ADR	3,666	398,091
MakeMyTrip Ltd.*(a)	23,716	725,710
Maruti Suzuki India Ltd.	3,961	591,395
Titan Co. Ltd.	12,785	174,799

		4,062,153

Indonesia — 10.4%
Ace Hardware Indonesia Tbk PT	5,105,396	514,462
Astra International Tbk PT	645,691	409,504
Bank Rakyat Indonesia Persero Tbk PT	1,628,114	450,254
Matahari Department Store Tbk PT	325,240	270,244
Mitra Adiperkasa Tbk PT	712,902	389,194

		2,033,658

Malaysia — 1.5%
IHH Healthcare Bhd	191,834	295,909

Mexico — 2.2%
Arca Continental SAB de CV	60,119	437,461

Peru — 1.5%
Credicorp Ltd.	1,238	286,758

Russia — 3.6%
Sberbank of Russia PJSC, ADR	19,824	401,238
X5 Retail Group NV, GDR*	7,792	298,745

		699,983

Taiwan — 2.0%
Cathay Financial Holding Co. Ltd.	204,000	381,497

Thailand — 4.1%
Bangkok Dusit Medical Services PCL (Class F Stock)	339,911	234,628
CP ALL PCL	224,601	571,891

		806,519

TOTAL COMMON STOCKS (cost $12,253,498)		18,876,698

PREFERRED STOCK — 1.9%
Brazil
Itau Unibanco Holding SA (PRFC) (cost $280,408)	23,351	383,027

TOTAL LONG-TERM INVESTMENTS (cost $12,533,906)		19,259,725

	Shares
SHORT-TERM INVESTMENTS — 6.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	490,040	490,040
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $697,072; includes $695,944 of cash collateral for securities on loan)(b)(w)	697,073	697,073

TOTAL SHORT-TERM INVESTMENTS (cost $1,187,112)		1,187,113

TOTAL INVESTMENTS — 104.6% (cost $13,721,018)		20,446,838
Liabilities in excess of other assets — (4.6)%		(900,459)

NET ASSETS — 100.0%		$19,546,379

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $673,200; cash collateral of $695,944 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$1,377,302	$—	$—
Brazil	905,972	—	—
Chile	749,008	—	—
China	3,329,004	3,273,778	—
Hong Kong	—	237,696	—
India	1,123,801	2,938,352	—
Indonesia	—	2,033,658	—
Malaysia	—	295,909	—
Mexico	437,461	—	—
Peru	286,758	—	—
Russia	699,983	—	—
Taiwan	—	381,497	—
Thailand	—	806,519	—
Preferred Stock
Brazil	383,027	—	—
Affiliated Mutual Funds	1,187,113	—	—

Total	$10,479,429	$9,967,409	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows :

Internet Software & Services	25.7%
Internet & Direct Marketing Retail	11.4
Banks	9.8
Food & Staples Retailing	6.4
Beverages	6.1
Affiliated Mutual Funds (including 3.6% of collateral for securities on loan)	6.1
Chemicals	5.6
Multiline Retail	5.6
Automobiles	5.1
Machinery	3.5
Biotechnology	3.4
Health Care Providers & Services	2.7
Pharmaceuticals	2.7
Specialty Retail	2.6
Personal Products	2.4
Insurance	2.0
Hotels, Restaurants & Leisure	1.2
Electronic Equipment, Instruments & Components	0.9
Textiles, Apparel & Luxury Goods	0.9
IT Services	0.5

104.6
Liabilities in excess of other assets	(4.6)

100.0%

Prudential Jennison Global Opportunities Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Argentina — 4.5%
MercadoLibre, Inc.(a)	95,300	$36,890,630

Brazil — 2.4%
PagSeguro Digital Ltd. (Class A Stock)*	145,030	4,052,138
Raia Drogasil SA	599,670	15,891,443

		19,943,581

China — 12.5%
Alibaba Group Holding Ltd., ADR*(a)	251,121	51,301,509
Tencent Holdings Ltd.	857,743	50,681,844

		101,983,353

Denmark — 1.8%
Novozymes A/S (Class B Stock)	264,300	14,662,035

France — 10.5%
Kering	70,510	35,716,786
L’Oreal SA	70,714	16,070,167
LVMH Moet Hennessy Louis Vuitton SE	72,589	22,738,723
Remy Cointreau SA	89,401	11,766,317

		86,291,993

Germany — 2.8%
Wirecard AG	181,734	22,658,515

India — 2.5%
HDFC Bank Ltd., ADR	188,232	20,440,113

Italy — 2.0%
Ferrari NV	135,351	16,148,601

Japan — 4.5%
FANUC Corp.	51,808	14,061,647
Keyence Corp.	36,860	22,525,420

		36,587,067

Netherlands — 2.8%
ASML Holding NV	113,261	22,962,521

Spain — 2.0%
Industria de Diseno Textil SA	453,940	16,243,622

Thailand — 2.5%
CP ALL PCL	7,951,370	20,246,206

United Kingdom — 4.3%
ASOS PLC*	196,892	20,787,058
St. James’s Place PLC	878,179	14,826,589

		35,613,647

United States — 44.1%
AbbVie, Inc.	105,132	11,797,913
Activision Blizzard, Inc.	73,204	5,426,613
Albemarle Corp.	156,076	17,416,521
Alphabet, Inc. (Class A Stock)*	9,959	11,773,729
Amazon.com, Inc.*	28,389	41,189,316
Apple, Inc.	92,388	15,468,523
Charter Communications, Inc. (Class A Stock)*	65,685	24,779,666
Estee Lauder Cos., Inc. (The) (Class A Stock)	166,244	22,436,290

Facebook, Inc. (Class A Stock)*	123,209	23,026,530
Home Depot, Inc. (The)	79,825	16,036,842
Mastercard, Inc. (Class A Stock)	142,384	24,062,896
Netflix, Inc.*	146,572	39,618,412
PayPal Holdings, Inc.*	251,160	21,428,971
Square, Inc. (Class A Stock)*(a)	266,111	12,483,267
Tesla, Inc.*(a)	60,365	21,387,923
UnitedHealth Group, Inc.	131,937	31,240,043
Vertex Pharmaceuticals, Inc.*	123,214	20,560,720

		360,134,175

TOTAL LONG-TERM INVESTMENTS (cost $594,313,334)		810,806,059

SHORT-TERM INVESTMENTS — 14.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	21,774,562	21,774,562
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $97,417,830; includes $97,305,945 of cash collateral for securities on loan)(b)(w)	97,417,703	97,427,444

TOTAL SHORT-TERM INVESTMENTS (cost $119,192,392)		119,202,006

TOTAL INVESTMENTS — 113.8% (cost $713,505,726)		930,008,065
Liabilities in excess of other assets — (13.8)%		(113,024,274)

NET ASSETS — 100.0%		$816,983,791

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,183,359; cash collateral of $97,305,945 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$36,890,630	$—	$—
Brazil	19,943,581	—	—
China	51,301,509	50,681,844	—

Denmark	—	14,662,035	—
France	—	86,291,993	—
Germany	—	22,658,515	—
India	20,440,113	—	—
Italy	—	16,148,601	—
Japan	—	36,587,067	—
Netherlands	—	22,962,521	—
Spain	—	16,243,622	—
Thailand	—	20,246,206	—
United Kingdom	—	35,613,647	—
United States	360,134,175	—	—
Affiliated Mutual Funds	119,202,006	—	—

Total	$607,912,014	$322,096,051	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Internet Software & Services	21.2%
Affiliated Mutual Funds (including 11.9% of collateral for securities on loan)	14.6
Internet & Direct Marketing Retail	12.4
IT Services	10.4
Textiles, Apparel & Luxury Goods	7.2
Personal Products	4.7
Automobiles	4.6
Food & Staples Retailing	4.4
Biotechnology	4.0
Specialty Retail	4.0
Chemicals	3.9
Health Care Providers & Services	3.8
Media	3.0
Semiconductors & Semiconductor Equipment	2.8
Electronic Equipment, Instruments & Components	2.8
Banks	2.5
Technology Hardware, Storage & Peripherals	1.9
Capital Markets	1.8
Machinery	1.7
Beverages	1.4
Software	0.7

113.8
Liabilities in excess of other assets	(13.8)

100.0%

Prudential Jennison Global Infrastructure Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Argentina — 1.5%
Pampa Energia SA, ADR*(a)	15,148	$1,067,934

Australia — 5.4%
Macquarie Atlas Roads Group	215,226	995,763
Sydney Airport	158,044	867,254
Transurban Group	197,346	1,910,609

		3,773,626

Brazil — 0.8%
CCR SA	116,406	572,531

Canada — 9.2%
Enbridge, Inc.	23,900	874,973
Pembina Pipeline Corp.	54,468	1,857,904
TransCanada Corp.	54,811	2,523,534
Westshore Terminals Investment Corp.	56,309	1,152,274

		6,408,685

China — 2.2%
ENN Energy Holdings Ltd.	101,934	787,569
Huaneng Renewables Corp. Ltd. (Class H Stock)	2,201,608	760,919

		1,548,488

France — 9.0%
Aeroports de Paris	4,037	838,453
Eiffage SA	25,119	3,045,324
Vinci SA	21,977	2,375,262

		6,259,039

India — 2.3%
NTPC Ltd.	593,914	1,588,973

Italy — 10.3%
Atlantia SpA	58,266	1,928,595
Enav SpA, 144A	191,614	1,002,861
Enel SpA	330,647	2,102,068
Italgas SpA	346,183	2,138,953

		7,172,477

Malaysia — 1.0%
Malaysia Airports Holdings Bhd	313,272	726,865

Mexico — 2.3%
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	29,397	571,790
Infraestructura Energetica Nova SAB de CV	186,553	972,269
Infraestructura Energetica Nova SAB de CV , 144A	17,329	90,315

		1,634,374

Philippines — 1.1%
International Container Terminal Services, Inc.	339,013	749,001

Spain — 5.2%
Aena SME SA, 144A	5,784	1,259,500
Ferrovial SA	70,967	1,629,188
Iberdrola SA	90,772	738,865

		3,627,553

Switzerland — 1.7%
Flughafen Zurich AG	4,512	1,149,481

United States — 45.9%
American Electric Power Co., Inc.	27,227	1,872,673
American Tower Corp., REIT	12,724	1,879,335
American Water Works Co., Inc.	7,806	649,225
Cheniere Energy Partners LP Holdings LLC	32,321	920,179
Cheniere Energy, Inc.*	22,235	1,257,612
CSX Corp.	24,000	1,362,480
Equinix, Inc., REIT	3,152	1,434,759
Exelon Corp.	26,920	1,036,689
FedEx Corp.	4,776	1,253,604
Genesee & Wyoming, Inc. (Class A Stock)*	16,659	1,330,221
Great Plains Energy, Inc.	52,568	1,635,916
NextEra Energy, Inc.	17,698	2,803,717
Norfolk Southern Corp.	4,829	728,600
NRG Energy, Inc.	79,955	2,079,630
ONEOK, Inc.	23,558	1,386,624
Plains GP Holdings LP (Class A Stock)*	30,313	645,061
Public Service Enterprise Group, Inc.	13,281	688,885
SBA Communications Corp., REIT*	8,732	1,523,734
Sempra Energy	16,942	1,813,133
Targa Resources Corp.	23,554	1,130,592
Union Pacific Corp.	13,229	1,766,071
Williams Cos., Inc. (The)	88,075	2,764,674

		31,963,414

TOTAL LONG-TERM INVESTMENTS (cost $55,671,208)		68,242,441

SHORT-TERM INVESTMENTS — 3.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	1,549,027	1,549,027
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $730,061; includes $729,103 of cash collateral for securities on loan)(b)(w)	729,998	730,070

TOTAL SHORT-TERM INVESTMENTS (cost $2,279,088)		2,279,097

TOTAL INVESTMENTS — 101.2% (cost $57,950,296)		70,521,538
Liabilities in excess of other assets — (1.2)%		(823,821)

NET ASSETS — 100.0%		$69,697,717

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $733,200; cash collateral of $729,103 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$1,067,934	$—	$—
Australia	—	3,773,626	—
Brazil	572,531	—	—
Canada	6,408,685	—	—
China	—	1,548,488	—
France	—	6,259,039	—
India	—	1,588,973	—
Italy	—	7,172,477	—
Malaysia	—	726,865	—
Mexico	1,544,059	90,315	—
Philippines	—	749,001	—
Spain	—	3,627,553	—
Switzerland	—	1,149,481	—
United States	31,963,414	—	—
Affiliated Mutual Funds	2,279,097	—	—

Total	$43,835,720	$26,685,818	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Transportation Infrastructure	19.6%
Oil, Gas & Consumable Fuels	19.2
Electric Utilities	16.2
Construction & Engineering	10.1
Road & Rail	7.4
Equity Real Estate Investment Trusts (REITs)	7.0
Independent Power & Renewable Electricity Producers	6.4
Gas Utilities	5.7
Multi-Utilities	3.6
Affiliated Mutual Funds (including 1.0% of collateral for securities on loan)	3.3
Air Freight & Logistics	1.8
Water Utilities	0.9

101.2
Liabilities in excess of other assets	(1.2)

100.0%

Prudential Jennison International Opportunities Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 96.8%
Argentina — 5.0%
MercadoLibre, Inc.	60,239	$23,318,517

Brazil — 2.8%
PagSeguro Digital Ltd. (Class A Stock)*	81,987	2,290,717
Raia Drogasil SA*	395,802	10,488,877

		12,779,594

Canada — 1.0%
Shopify, Inc. (Class A Stock)*	36,498	4,668,824

China — 14.7%
Alibaba Group Holding Ltd., ADR*(a)	168,739	34,471,690
Tencent Holdings Ltd.	565,657	33,423,228

		67,894,918

Denmark — 1.9%
Novozymes A/S (Class B Stock)	154,335	8,561,730

France — 14.6%
Dassault Systemes SE	74,617	8,602,121
Kering	46,001	23,301,771
L’Oreal SA	39,647	9,010,011
LVMH Moet Hennessy Louis Vuitton SE	41,563	13,019,735
Remy Cointreau SA	48,173	6,340,184
Valeo SA	90,277	7,108,336

		67,382,158

Germany — 8.7%
adidas AG	17,197	3,996,182
Fresenius SE & Co. KGaA	100,623	8,807,233
Infineon Technologies AG	384,823	11,204,656
Wirecard AG	128,548	16,027,308

		40,035,379

Hong Kong — 2.2%
Techtronic Industries Co. Ltd.	1,527,917	10,180,616

India — 5.4%
HDFC Bank Ltd., ADR	122,491	13,301,298
Maruti Suzuki India Ltd.	78,911	11,781,763

		25,083,061

Italy — 5.7%
Brembo SpA	405,370	6,546,924
Brunello Cucinelli SpA	5,417	181,602
Brunello Cucinelli SpA	299,049	10,025,452
Ferrari NV	81,881	9,769,145

		26,523,123

Japan — 5.4%
FANUC Corp.	33,888	9,197,828
Keyence Corp.	25,648	15,673,684

		24,871,512

Netherlands — 3.2%
ASML Holding NV	73,142	14,828,800

Spain — 2.1%
Industria de Diseno Textil SA	275,092	9,843,791

Sweden — 2.9%
Atlas Copco AB (Class A Stock)	288,397	13,525,175

Switzerland — 5.5%
Givaudan SA	4,431	10,666,548
Straumann Holding AG	19,474	14,864,173

		25,530,721

Thailand — 1.7%
CP ALL PCL	3,104,396	7,904,580

United Kingdom — 9.8%
Ashtead Group PLC	401,584	12,004,582
ASOS PLC*	119,782	12,646,097
Compass Group PLC	461,087	9,708,143
St. James’s Place PLC	646,469	10,914,552

		45,273,374

United States — 4.2%
Albemarle Corp.	93,695	10,455,425
Broadcom Ltd.	36,619	9,082,611

		19,538,036

TOTAL COMMON STOCKS (cost $380,593,684)		447,743,909

PREFERRED STOCK — 2.6%
Germany
Sartorius AG (PRFC) (cost $9,570,613)	101,111	12,101,180

TOTAL LONG-TERM INVESTMENTS (cost $390,164,297)		459,845,089

SHORT-TERM INVESTMENTS — 7.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	2,105,882	2,105,882
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $32,956,214; includes $32,918,910 of cash collateral for securities on loan)(b)(w)	32,956,210	32,959,505

TOTAL SHORT-TERM INVESTMENTS (cost $35,062,096)		35,065,387

TOTAL INVESTMENTS — 107.0% (cost $425,226,393)		494,910,476
Liabilities in excess of other assets — (7.0)%		(32,546,391)

NET ASSETS — 100.0%		$462,364,085

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,013,264; cash collateral of $32,918,910 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$23,318,517	$—	$—
Brazil	12,779,594	—	—
Canada	4,668,824	—	—
China	34,471,690	33,423,228	—
Denmark	—	8,561,730	—
France	—	67,382,158	—
Germany	—	40,035,379	—
Hong Kong	—	10,180,616	—
India	13,301,298	11,781,763	—
Italy	—	26,523,123	—
Japan	—	24,871,512	—
Netherlands	—	14,828,800	—
Spain	—	9,843,791	—
Sweden	—	13,525,175	—
Switzerland	—	25,530,721	—
Thailand	—	7,904,580	—
United Kingdom	—	45,273,374	—
United States	19,538,036	—	—
Preferred Stock
Germany	—	12,101,180	—
Affiliated Mutual Funds	35,065,387	—	—

Total	$143,143,346	$351,767,130	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Internet Software & Services	20.6%
Textiles, Apparel & Luxury Goods	10.9
Semiconductors & Semiconductor Equipment	7.6
Affiliated Mutual Funds (including 7.1% of collateral for securities on loan)	7.6
Chemicals	6.4
Health Care Equipment & Supplies	5.8
Machinery	4.9
Automobiles	4.7
Food & Staples Retailing	4.0
IT Services	4.0
Electronic Equipment, Instruments & Components	3.4
Auto Components	3.0
Banks	2.9
Internet & Direct Marketing Retail	2.7
Trading Companies & Distributors	2.6
Capital Markets	2.4
Household Durables	2.2

Specialty Retail	2.1%
Hotels, Restaurants & Leisure	2.1
Personal Products	1.9
Health Care Providers & Services	1.9
Software	1.9
Beverages	1.4

107.0
Liabilities in excess of other assets	(7.0)

100.0%

Prudential QMA International Equity Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS — 98.4%
Australia — 4.0%
Aristocrat Leisure Ltd.	96,093	$1,846,324
Aventus Retail Property Fund Ltd.	169,720	294,922
BHP Billiton Ltd.	15,140	370,252
BHP Billiton PLC	53,211	1,185,021
CIMIC Group Ltd.	36,736	1,394,993
Commonwealth Bank of Australia	23,157	1,469,219
CSL Ltd.	5,324	625,994
Macquarie Group Ltd.	24,094	1,999,254
Metcash Ltd.	418,106	1,078,267
SmartGroup Corp. Ltd.	78,859	704,533
Wesfarmers Ltd.	33,950	1,197,508

		12,166,287

Austria — 1.2%
OMV AG	21,582	1,389,595
voestalpine AG	32,568	2,115,467

		3,505,062

Belgium — 0.6%
KBC Group NV	19,811	1,904,761

Brazil — 1.9%
Banco Santander Brasil SA	161,600	1,817,873
Cia de Saneamento Basico do Estado de Sao Paulo	142,600	1,628,308
Engie Brasil Energia SA	65,200	735,495
Petroleo Brasileiro SA*	40,600	271,431
Via Varejo SA	139,700	1,189,160

		5,642,267

Canada — 5.4%
Bank of Montreal	8,400	692,010
Barrick Gold Corp.	15,500	222,923
Canadian Imperial Bank of Commerce	20,500	2,031,000
Genworth MI Canada, Inc.(a)	22,800	782,985
Magna International, Inc.	22,500	1,285,244
Nutrien Ltd.*	8,600	449,927
Restaurant Brands International, Inc.	2,200	132,894
Royal Bank of Canada	34,900	2,988,348
Sun Life Financial, Inc.	28,800	1,249,639
Teck Resources Ltd. (Class B Stock)	66,400	1,928,299
Toronto-Dominion Bank (The)	56,300	3,424,688
TransCanada Corp.	24,100	1,109,580

		16,297,537

Chile — 0.1%
Enel Generacion Chile SA	262,113	249,943

China — 8.3%
Agricultural Bank of China Ltd. (Class H Stock)	3,109,000	1,902,205
Alibaba Group Holding Ltd., ADR*	13,600	2,778,344
Bank of Communications Co. Ltd. (Class H Stock)	722,000	623,508
China Agri-Industries Holdings Ltd.	2,034,000	944,360
China Construction Bank Corp. (Class H Stock)	2,742,000	3,148,012
China Telecom Corp. Ltd. (Class H Stock)	3,028,000	1,499,683
Citic Ltd.	137,000	215,614
Country Garden Holdings Co. Ltd.	732,000	1,572,328
Geely Automobile Holdings Ltd.	219,000	696,718
Huaxin Cement Co. Ltd. (Class B Stock)	291,100	378,430

Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,758,000	2,597,948
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	245,500	2,891,497
Shanghai Industrial Holdings Ltd.	40,000	116,858
Sino-Ocean Land Holdings Ltd.	1,872,000	1,545,487
Tencent Holdings Ltd.	42,600	2,517,125
Weichai Power Co. Ltd. (Class H Stock)	858,000	1,070,286
YY, Inc., ADR*	3,400	452,064

		24,950,467

Denmark — 0.9%
Novo Nordisk A/S (Class B Stock)	32,173	1,785,550
Scandinavian Tobacco Group A/S, 144A	52,864	1,068,985

		2,854,535

Finland — 0.8%
Finnair OYJ	8,658	104,825
Sampo OYJ (Class A Stock)	32,189	1,870,124
Sanoma OYJ	29,022	376,245

		2,351,194

France — 6.1%
AXA SA	92,459	3,040,759
Derichebourg SA	40,214	403,274
Faurecia	12,958	1,162,732
Kering	370	187,423
LVMH Moet Hennessy Louis Vuitton SE	8,636	2,705,253
Natixis SA	161,323	1,468,997
Safran SA	11,237	1,269,577
Sanofi	30,089	2,655,419
SCOR SE	33,504	1,499,584
Television Francaise 1	22,088	331,293
Total SA	24,974	1,448,000
Vinci SA	20,238	2,187,312

		18,359,623

Germany — 5.0%
Allianz SE	14,406	3,643,680
BASF SE	13,654	1,601,320
Bayer AG	22,070	2,892,012
CECONOMY AG	65,960	950,937
Covestro AG, 144A	12,330	1,419,812
Deutsche Lufthansa AG	60,225	2,151,418
Deutsche Pfandbriefbank AG, 144A	61,816	1,142,591
Henkel AG & Co. KGaA	1,391	174,119
Siltronic AG*	6,273	1,041,429
TUI AG	5,746	129,907

		15,147,225

Greece — 0.5%
Hellenic Petroleum SA	39,867	435,234
Motor Oil Hellas Corinth Refineries SA	43,185	1,079,318

		1,514,552

Hong Kong — 3.0%
Galaxy Entertainment Group Ltd.	160,402	1,415,049
Hang Seng Bank Ltd.	61,400	1,458,826
I-CABLE Communications Ltd.*	62,085	1,728
Jardine Matheson Holdings Ltd.	17,200	1,091,856
Kerry Properties Ltd.	344,000	1,645,137
Kingboard Laminates Holdings Ltd.	553,500	972,321

WH Group Ltd., 144A	1,739,500	2,150,724
Wharf Holdings Ltd. (The)	103,000	419,671

		9,155,312

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	22,056	269,398
Richter Gedeon Nyrt	42,185	1,082,890

		1,352,288

India — 1.3%
Hindustan Petroleum Corp. Ltd.	236,362	1,474,907
Indian Oil Corp. Ltd.	121,056	793,816
Tech Mahindra Ltd.	53,664	517,182
Wipro Ltd.	245,263	1,172,879

		3,958,784

Indonesia — 0.0%
Japfa Comfeed Indones Tbk PT	1,127,900	123,041

Ireland — 0.1%
Kingspan Group PLC	3,886	179,220

Israel — 0.5%
Bank Leumi Le-Israel BM	21,084	129,417
Check Point Software Technologies Ltd.*	13,300	1,375,353

		1,504,770

Italy — 1.7%
Enel SpA	110,951	705,364
Ferrari NV	1,585	189,105
Intesa Sanpaolo SpA-RSP	169,232	664,940
Mediobanca Banca di Credito Finanziario SpA	135,978	1,653,756
Recordati SpA	9,584	436,443
Telecom Italia SpA*	1,683,588	1,515,022

		5,164,630

Japan — 17.1%
Astellas Pharma, Inc.	123,100	1,618,914
Canon, Inc.	53,500	2,134,650
Central Japan Railway Co.	5,300	1,006,792
Daiwa House Industry Co. Ltd.	46,300	1,833,877
Fast Retailing Co. Ltd.	1,700	760,892
Fujitsu Ltd.	236,000	1,742,531
Hitachi Ltd.	286,000	2,282,223
Honda Motor Co. Ltd.	63,600	2,242,903
ITOCHU Corp.	125,100	2,461,555
Japan Post Bank Co. Ltd.	13,400	181,371
Japan Tobacco, Inc.	44,200	1,464,779
JFE Holdings, Inc.	69,900	1,661,833
Kajima Corp.	190,000	1,886,336
KDDI Corp.	74,800	1,898,297
Marubeni Corp.	69,400	521,954
Mitsubishi Chemical Holdings Corp.	187,500	2,044,932
Mitsubishi Corp.	81,500	2,284,068
Mitsui & Co. Ltd.	64,200	1,129,566
Nexon Co. Ltd.*	30,500	1,019,047
Nippon Telegraph & Telephone Corp.	46,284	2,216,295
ORIX Corp.	125,400	2,348,953
Shin-Etsu Chemical Co. Ltd.	5,600	640,729
Shionogi & Co. Ltd.	3,800	210,332

Sony Corp.	54,500	2,613,879
Sumitomo Chemical Co. Ltd.	20,000	147,159
Sumitomo Corp.	114,800	1,984,961
Sumitomo Mitsui Financial Group, Inc.	19,700	887,208
Suzuki Motor Corp.	39,800	2,285,916
Taisei Corp.	37,400	1,908,918
Tokyo Electron Ltd.	10,500	1,980,744
Toyota Motor Corp.	55,833	3,846,748
Toyota Tsusho Corp.	5,900	239,783

		51,488,145

Luxembourg — 0.3%
ArcelorMittal*	26,245	950,530

Malaysia — 1.1%
AirAsia Bhd	1,591,000	1,689,348
Tenaga Nasional Bhd	378,900	1,532,291

		3,221,639

Mexico — 1.0%
Concentradora Fibra Hotelera Mexicana SA de CV, 144A(a)	268,600	161,635
Grupo Financiero Banorte SAB de CV (Class O Stock)	288,400	1,847,074
Grupo Financiero Interacciones SA de CV (Class O Stock)	23,717	114,407
Wal-Mart de Mexico SAB de CV	322,100	805,780

		2,928,896

Netherlands — 2.1%
ABN AMRO Group NV, CVA, 144A	49,953	1,690,823
BE Semiconductor Industries NV	9,464	910,793
Royal Dutch Shell PLC (Class A Stock)	59,102	2,072,038
Royal Dutch Shell PLC (Class B Stock)	50,070	1,776,107

		6,449,761

New Zealand — 0.2%
Air New Zealand Ltd.	277,892	629,999
Metlifecare Ltd.	23,250	106,162

		736,161

Norway — 1.2%
DNB ASA	13,085	265,956
Grieg Seafood ASA	98,298	868,629
Marine Harvest ASA*	84,245	1,458,766
Salmar ASA	33,476	910,197

		3,503,548

Pakistan — 0.2%
SUI Northern Gas Pipeline	568,200	608,736

Poland — 0.7%
Enea SA	158,480	520,685
Polski Koncern Naftowy Orlen SA	48,630	1,577,303

		2,097,988

Portugal — 0.6%
EDP-Energias de Portugal SA	168,845	592,430
Sonae SGPS SA	721,796	1,159,998

		1,752,428

Qatar — 0.2%
Ooredoo QPSC	23,758	622,836

Russia — 0.8%
Gazprom PJSC, ADR	134,274	675,398
Lukoil PJSC, ADR	9,593	633,330
RusHydro PJSC, ADR	209,209	259,419
Sberbank of Russia PJSC, ADR	48,247	972,177

		2,540,324

Singapore — 1.0%
DBS Group Holdings Ltd.	23,400	469,664
Genting Singapore PLC	568,300	583,540
Oversea-Chinese Banking Corp. Ltd.	211,300	2,077,465

		3,130,669

South Africa — 1.3%
Assore Ltd.	24,940	661,187
Growthpoint Properties Ltd.	709,923	1,667,458
Naspers Ltd. (Class N Stock)	1,764	502,379
Rebosis Property Fund Ltd.	74,061	63,890
Tongaat Hulett Ltd.	96,225	932,867

		3,827,781

South Korea — 4.5%
BH Co. Ltd.*	17,683	322,792
Hanil Cement Co. Ltd.*	1,592	248,661
KT Corp.	53,617	1,484,141
Lotte Chemical Corp.*	3,420	1,344,474
POSCO	5,979	2,132,625
S-Oil Corp	6,608	761,142
Samsung Electronics Co. Ltd.	1,363	3,185,779
Seoul Semiconductor Co. Ltd.	42,213	968,234
Shinhan Financial Group Co. Ltd.	11,196	555,836
SK Hynix, Inc.	33,932	2,329,255
SK Telecom Co. Ltd.	518	128,631
Woori Bank	7,117	112,209

		13,573,779

Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	3,134	125,400
Amadeus IT Group SA	30,116	2,334,874
Repsol SA	61,371	1,155,066

		3,615,340

Sweden — 2.6%
Atlas Copco AB (Class A Stock)	40,494	1,899,078
Atlas Copco AB (Class B Stock)	5,159	215,320
Evolution Gaming Group AB, 144A	14,257	1,106,775
Sandvik AB	37,866	745,457
Swedish Match AB	41,507	1,681,221
Volvo AB (Class B Stock)	100,392	2,049,055

		7,696,906

Switzerland — 4.8%
Cembra Money Bank AG	11,043	1,089,349
Georg Fischer AG	233	337,303
Nestle SA	24,215	2,091,739
Novartis AG	42,176	3,806,683
Resurs Holding AB, 144A	132,115	980,024
Roche Holding AG	16,161	3,992,968
STMicroelectronics NV	8,164	194,957
Swiss Re AG	19,777	1,950,673

		14,443,696

Taiwan — 2.4%
AU Optronics Corp.	254,000	120,811
Chong Hong Construction Co. Ltd.	133,000	400,547
Chroma Ate, Inc.	190,000	1,080,156
CTBC Financial Holding Co. Ltd.	231,000	168,796
Formosa Petrochemical Corp.	90,000	382,232
Gourmet Master Co. Ltd.	75,385	1,090,687
King’s Town Bank Co. Ltd.	751,000	1,075,995
Lien Hwa Industrial Corp.	394,000	510,322
Taiwan Semiconductor Manufacturing Co. Ltd.	128,000	1,118,631
Tripod Technology Corp.	75,000	241,737
Walsin Lihwa Corp.	258,000	148,124
Win Semiconductors Corp.	99,000	884,480
Winbond Electronics Corp.	112,000	90,566

		7,313,084

Thailand — 1.6%
Airports of Thailand PCL	308,200	688,058
Beauty Community PCL	1,261,973	892,455
Kiatnakin Bank PCL	405,200	1,056,917
Mega Lifesciences PCL	215,700	320,443
PTT PCL	13,800	216,668
Thai Oil PCL	390,700	1,278,021
Thanachart Capital PCL	216,600	407,675

		4,860,237

Turkey — 1.3%
Aygaz A/S(a)	129,156	547,133
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	95,864	120,266
Eregli Demir ve Celik Fabrikalari TAS	276,976	732,307
Tekfen Holding A/S	139,307	600,132
Turkiye Garanti Bankasi A/S	558,794	1,822,840

		3,822,678

United Arab Emirates — 0.2%
Dubai Islamic Bank PJSC	434,216	720,356

United Kingdom — 10.1%
Anglo American PLC	99,768	2,418,470
Ashtead Group PLC	5,390	161,124
AstraZeneca PLC	10,852	753,273
Berkeley Group Holdings PLC	27,257	1,534,731
BP PLC	318,610	2,273,088
British American Tobacco PLC	36,491	2,494,038
Britvic PLC	84,628	882,536
CMC Markets PLC 144A	415,215	938,272
esure Group PLC	219,262	745,340
Fiat Chrysler Automobiles NV*	14,364	347,161
Hays PLC	258,809	742,991
HSBC Holdings PLC	118,219	1,261,238
Imperial Brands PLC	20,924	861,095
Legal & General Group PLC	114,313	439,121
Lloyds Banking Group PLC	1,739,053	1,718,183
Persimmon PLC	45,497	1,617,349
Rentokil Initial PLC	47,620	200,863
Rio Tinto Ltd.	5,546	341,458
Rio Tinto PLC	35,946	2,000,863

Smith & Nephew PLC	89,212	1,605,236
SSE PLC	20,541	380,932
Tate & Lyle PLC	110,518	1,007,446
Unilever NV, CVA	41,113	2,373,144
Unilever PLC	16,909	956,987
Vodafone Group PLC	803,594	2,561,725

		30,616,664

United States — 0.0%
Lululemon Athletica, Inc.*	48	3,754

TOTAL COMMON STOCKS (cost $233,999,588)		296,907,434

EXCHANGE TRADED FUNDS — 0.0%
United States
iShares MSCI EAFE Index Fund	66	4,874
iShares MSCI Emerging Markets Index Fund	14	714

TOTAL EXCHANGE TRADED FUNDS (cost $4,216)		5,588

PREFERRED STOCKS — 1.4%
Brazil — 0.3%
Cia Paranaense de Energia (PRFC)	131,000	1,007,787

Germany — 0.9%
Volkswagen AG (PRFC)	12,129	2,667,234

South Korea — 0.2%
Samsung Electronics Co. Ltd. (PRFC)	230	454,562

TOTAL PREFERRED STOCKS (cost $2,601,106)		4,129,583

TOTAL LONG-TERM INVESTMENTS (cost $236,604,910)		301,042,605

SHORT-TERM INVESTMENT — 0.3%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,090,132; includes $1,086,145 of cash collateral for securities on loan)(b)(w)	1,090,136	1,090,245

TOTAL INVESTMENTS — 100.1% (cost $237,695,042)		302,132,850
Liabilities in excess of other assets — (0.1)%		(308,268)

NET ASSETS — 100.0%		$301,824,582

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,029,307; cash collateral of $1,086,145 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$12,166,287	$—
Austria	—	3,505,062	—
Belgium	—	1,904,761	—
Brazil	5,642,267	—	—
Canada	16,297,537	—	—
Chile	249,943	—	—
China	3,608,838	21,341,629	—
Denmark	—	2,854,535	—
Finland	—	2,351,194	—
France	—	18,359,623	—
Germany	—	15,147,225	—
Greece	—	1,514,552	—
Hong Kong	1,091,856	8,063,456	—
Hungary	—	1,352,288	—
India	—	3,958,784	—
Indonesia	—	123,041	—
Ireland	—	179,220	—
Israel	1,375,353	129,417	—
Italy	—	5,164,630	—
Japan	—	51,488,145	—
Luxembourg	—	950,530	—
Malaysia	—	3,221,639	—
Mexico	2,928,896	—	—
Netherlands	—	6,449,761	—
New Zealand	—	736,161	—
Norway	—	3,503,548	—
Pakistan	—	608,736	—
Poland	—	2,097,988	—
Portugal	—	1,752,428	—
Qatar	—	622,836	—
Russia	2,540,324	—	—
Singapore	—	3,130,669	—
South Africa	—	3,827,781	—
South Korea	—	13,573,779	—
Spain	—	3,615,340	—
Sweden	—	7,696,906	—
Switzerland	—	14,443,696	—
Taiwan	—	7,313,084	—
Thailand	—	4,860,237	—

Turkey	—	3,822,678	—
United Arab Emirates	—	720,356	—
United Kingdom	—	30,616,664	—
United States	3,754	—	—
Exchange Traded Funds
United States	5,588	—	—
Preferred Stocks
Brazil	1,007,787	—	—
Germany	—	2,667,234	—
South Korea	—	454,562	—
Affiliated Mutual Fund	1,090,245	—	—

Total	$35,842,388	$266,290,462	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Banks	14.6%
Oil, Gas & Consumable Fuels	7.1
Pharmaceuticals	6.5
Insurance	5.7
Metals & Mining	5.5
Automobiles	4.1
Food Products	3.6
Semiconductors & Semiconductor Equipment	3.2
Trading Companies & Distributors	2.9
Construction & Engineering	2.7
Chemicals	2.5
Tobacco	2.5
Real Estate Management & Development	2.5
Diversified Telecommunication Services	2.4
Machinery	2.1
Hotels, Restaurants & Leisure	2.1
Technology Hardware, Storage & Peripherals	1.9
IT Services	1.9
Household Durables	1.9
Internet Software & Services	1.9
Electronic Equipment, Instruments & Components	1.7
Electric Utilities	1.7
Wireless Telecommunication Services	1.5
Airlines	1.5
Capital Markets	1.5
Food & Staples Retailing	1.4
Specialty Retail	1.3
Personal Products	1.1
Textiles, Apparel & Luxury Goods	1.0
Auto Components	0.8
Software	0.8
Diversified Financial Services	0.8
Equity Real Estate Investment Trusts (REITs)	0.7
Consumer Finance	0.7
Thrifts & Mortgage Finance	0.6
Water Utilities	0.5
Health Care Equipment & Supplies	0.5
Industrial Conglomerates	0.5
Commercial Services & Supplies	0.4
Aerospace & Defense	0.4
Media	0.4
Gas Utilities	0.4
Affiliated Mutual Fund (including 0.4% of collateral for securities on loan)	0.4
Road & Rail	0.3
Independent Power & Renewable Electricity Producers	0.3
Beverages	0.3
Professional Services	0.2
Transportation Infrastructure	0.2
Construction Materials	0.2
Biotechnology	0.2
Building Products	0.1
Household Products	0.1
Electrical Equipment	0.0	*
Health Care Providers & Services	0.0	*
Exchange Traded Funds	0.0	*

	100.1
Liabilities in excess of other assets	(0.1)

	100.0%

*	Less than +/- 0.05%

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
BKIBOR	Bangkok Interbank Offered
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
EMTN	Euro Medium Term Note
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
KLIBOR	Kuala Lumpur Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi (offshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
QPSC	Qualified Personal Service Corporation
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series’ to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates.

Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Series may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Series may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 16, 2018

*	Print the name and title of each signing officer under his or her signature.